     As filed with the Securities and Exchange Commission on April 5, 2001


                                                   Registration No. 333-43373
                                                                    811-08569
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 3

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 4

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
                  -------------------------------------------
                          (Exact Name of Registrant)


                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                         Elizabeth A. Frederick, Esquire
                              The Lincoln National
                             Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000

--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:
                             Brian M. Burke, Esquire
                              The Lincoln National
                             Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000

                     Title of securities being registered:
    Interests in a separate account under group flexible premium deferred variable annuity contracts.

                             ---------------------

It is proposed that this filing will become effective:

----- immediately upon filing pursuant to paragraph (b) of Rule 485
  X   on 5/1/01 pursuant to paragraph (b) of Rule 485
-----

----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
-----

                     Title of Securities Being Registered:
              Units of Interest Under Variable Annuity Contracts

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
GROUP VARIABLE ANNUITY CONTRACTS


Home office:             Servicing Office:
Lincoln National Life    Lincoln National
Insurance Co.            Life Insurance Co.
1300 South Clinton       P.O. Box 9740
Street                   Portland, Maine
Fort Wayne, Indiana      04104
46802
www.LincolnLife.com


This Prospectus describes the group variable annuity contracts and individual certificates that are issued by Lincoln National Life Insurance Company (LINCOLN
LIFE). They are for use with certain qualified retirement PLANS. Generally, neither the CONTRACTOWNER nor the individual PARTICIPANT pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate ACCOUNT VALUE and, as permitted by the PLAN, to provide retirement income that a PARTICIPANT cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE, we pay the BENEFICIARY or the plan a DEATH BENEFIT.


PARTICIPANTS choose whether ACCOUNT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If PARTICIPANTS allocate contributions to the fixed account, we guarantee principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT.


Allocated and unallocated contracts are available. In an allocated contract, we maintain an ACCOUNT VALUE on behalf of each individual PARTICIPANT, and the employer if requested; each PARTICIPANT receives a certificate. Under an unallocated contract, the employer or an administrator performs PARTICIPANT accounting. Allocated and unallocated contracts have different features.


All contributions for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account Q (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If a PARTICIPANT puts all or some contributions into one or more of the contract's SUBACCOUNTS, the PARTICIPANT takes all the investment risk on the ACCOUNT VALUE and the retirement income. If the selected SUBACCOUNTS make money, ACCOUNT VALUE goes up; if they do not, it goes down. How much it goes up or down depends on the performance of the selected SUBACCOUNTS. WE DO NOT GUARANTEE HOW ANY OF THE FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES INVESTMENT IN THE CONTRACT.



The available SUBACCOUNTS, and the funds, in which they invest are listed below. The CONTRACTOWNER decides which of these SUBACCOUNTS are available under the contract for PARTICIPANT allocations. For more information about the investment objectives, policies and risks of the funds, please refer to the Prospectus for the funds.



    Alliance Variable Products Series Fund (AVP)(Class B):
      Growth Portfolio
      Technology Portfolio
    American Funds Insurance Series (AFIS)(Class 2)
      Growth Fund
      International Fund
    Baron Capital Asset Fund Trust (Insurance Class)
    Delaware Group Premium Fund (DGPF)
    (Standard Class):
      Global Bond Series
      Growth & Income Series
      REIT Series
      Trend Series


    Deutsche Asset Management VIT Funds
      Equity 500 Index Fund
      Small Cap Index Fund
    Fidelity Variable Insurance Products:
      VIP Growth Portfolio (Service Class)
    Fidelity Variable Insurance Products:
      VIP Contrafund Portfolio (Service Class)
    Janus Aspen Series, Worldwide Growth Fund (Institutional Shares) Lincoln National Aggressive Growth Fund, Inc.
    Lincoln National Bond Fund, Inc.
    Lincoln National Capital Appreciation Fund, Inc.
    Lincoln National Equity-Income Fund, Inc.
    Lincoln National Global Asset Allocation Fund, Inc.
    Lincoln National Growth and Income Fund, Inc.
    Lincoln National International Fund, Inc.
    Lincoln National Managed Fund, Inc.
    Lincoln National Money Market Fund, Inc.
    Lincoln National Social Awareness Fund, Inc.
    Lincoln National Special Opportunities Fund, Inc.
    Neuberger Berman Advisors Management Trust
    (AMT):
      Partners Portfolio
      Mid-Cap Growth Portfolio



ON OR ABOUT MAY 22, 2001 THE FOLLOWING FUNDS WILL BE AVAILABLE:



    Delaware Group Premium Fund (DGPF)
      Small Cap Value Series (Service Class)



    MFS Variable Insurance Trust
      MFS Utilities Series (Initial Class)



    Putnam Variable Trust
      Health Sciences Fund (Class IB)



This Prospectus gives you information about the contracts that CONTRACTOWNERS and PARTICIPANTS should know before investing. Please review the prospectuses for the funds that are attached, and keep the prospectuses for reference.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine, 04104, or call 1-800-341-0441. The SAI and other information about LINCOLN LIFE and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2001

TABLE OF CONTENTS


                                        PAGE
--------------------------------------------
Special terms                             2
--------------------------------------------
Expense tables                            3
--------------------------------------------
Summary                                   6
--------------------------------------------
Condensed financial information           8
--------------------------------------------
Investment results                       11
--------------------------------------------
Financial statements                     11
--------------------------------------------
Lincoln National Life Insurance Co.      11
--------------------------------------------
Fixed side of the contract               11
--------------------------------------------
Variable annuity account (VAA)           11
--------------------------------------------
Investments of the VAA                   12
--------------------------------------------
Charges and other deductions             15
--------------------------------------------



                                        PAGE
--------------------------------------------

The contracts                            16
--------------------------------------------
Annuity payouts                          22
--------------------------------------------
Federal tax matters                      24
--------------------------------------------
Voting rights                            26
--------------------------------------------
Distribution of the contracts            26
--------------------------------------------
Return privilege                         26
--------------------------------------------
State regulation                         27
--------------------------------------------
Restrictions under the Texas Optional
Retirement Program                       27
--------------------------------------------
Records and reports                      27
--------------------------------------------
Other information                        27
--------------------------------------------
Statement of additional information
table of contents for VAA                28
--------------------------------------------


For a free copy of the SAI please see page one of this booklet.


SPECIAL TERMS


(We have italicized the special terms that have special meaning throughout this Prospectus)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account Q, into WHICH LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

ACCOUNT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.

ACCUMULATION UNIT -- A measure used to calculate ACCOUNT VALUE for the variable side of the contract.

ANNUITANT -- The person on whose life the annuity benefit payments made after the ANNUITY COMMENCEMENT DATE are based.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under an ANNUITY PAYOUT option.

ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS for the variable side of the contract after the ANNUITY COMMENCEMENT DATE.


BENEFICIARY -- The person or entity designated by a non-ERISA 403(b) plan PARTICIPANT or an ANNUITANT to receive any DEATH BENEFIT payable on the death of the PARTICIPANT or ANNUITANT.


CONTRACTOWNER (you, your, owner) -- The party named on the group annuity contract (for example, an employer, or retirement plan trust, an association, or other entity allowed by law).

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- An amount payable to a designated BENEFICIARY if a PARTICIPANT under a 403(b) plan not subject to ERISA dies before his or her ANNUITY COMMENCEMENT DATE.

LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.

NET CONTRIBUTIONS -- The sum of all contributions credited to the PARTICIPANT'S ACCOUNT VALUE less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

PARTICIPANT -- A person defined as a PARTICIPANT in the plan, who has enrolled under a contract and, under an allocated group contract, on whose behalf Lincoln Life maintains an ACCOUNT VALUE.


PARTICIPANT YEAR -- A 12 month period starting with the date that we receive the first contribution on behalf of a participant and on each anniversary after that.


PLAN -- The retirement program that an Employer offers to its employees for which a contract is used to accumulate FUNDS.

SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a particular fund or series available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund or series.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.


VALUATION PERIOD -- The period starting at the close of trading (normally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER OR PARTICIPANT EXPENSES:


The maximum SURRENDER CHARGE (contingent deferred sales charge) (as a percentage of ACCOUNT VALUE withdrawn): 6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge percentage with respect to that surrender or withdrawal.


ANNUAL CONTRACT FEE:
Per PARTICIPANT/CONTRACTOWNER (allocated contract): $25


We may reduce or waive these charges in certain situations. See "Charges and other deductions."



VAA ANNUAL EXPENSES FOR ACCOUNT Q SUBACCOUNTS:
(as a percentage of average ACCOUNT VALUE):



"Standard" Mortality and expense risk charge              1.00%
"Breakpoint" Mortality and expense risk charge*            .75%



*Only certain contracts or plans are eligible for a breakpoint charge. See "Charges and other deductions."



ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2000



(as a percentage of each fund's average net assets):



                                       MANAGEMENT             12B-1                 OTHER                 TOTAL
                                       FEES            +      FEES           +      EXPENSES       =      EXPENSES
-------------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth (Class 2)             0.36%                  0.25%                 0.02%                 0.63%
-------------------------------------------------------------------------------------------------------------------
 2.  AFIS International (Class 2)      0.54                   0.25                  0.05                  0.84
-------------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth                 0.70                   0.00                  0.08                  0.78
-------------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth                0.84                   0.00                  0.14                  0.98
-------------------------------------------------------------------------------------------------------------------
 5.  AMT Partners                      0.82                   0.00                  0.10                  0.92
-------------------------------------------------------------------------------------------------------------------
 6.  Aspen Worldwide Growth
     (Institutional Shares)            0.65                   0.00                  0.04                  0.69
-------------------------------------------------------------------------------------------------------------------
 7.  AVP Growth (Class B)              0.75                   0.25                  0.08                  1.08
-------------------------------------------------------------------------------------------------------------------
 8.  AVP Technology (Class B)(1)*      0.99                   0.25                  0.07                  1.31
-------------------------------------------------------------------------------------------------------------------
 9.  Bond                              0.45                   0.00                  0.09                  0.54
-------------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation              0.71                   0.00                  0.05                  0.76
-------------------------------------------------------------------------------------------------------------------
11.  Capital Asset (Insurance
     class)(2)*                        0.84                   0.25                  0.41                  1.50
-------------------------------------------------------------------------------------------------------------------
12.  DGPF Global Bond(3)* (Standard
     class)                            0.65                   0.00                  0.20                  0.85
-------------------------------------------------------------------------------------------------------------------
13.  DGPF Growth & Income(4)*
     (Standard class)                  0.60                   0.00                  0.08                  0.68
-------------------------------------------------------------------------------------------------------------------
14.  DGPF Real Estate (REIT)(5)*
     (Standard class)                  0.57                   0.00                  0.28                  0.85
-------------------------------------------------------------------------------------------------------------------
15.  DGPF Trend (Standard class)(6)*   0.74                   0.00                  0.09                  0.83
-------------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index(7)*              0.20                   0.00                  0.10                  0.30
-------------------------------------------------------------------------------------------------------------------
17.  Equity-Income                     0.72                   0.00                  0.07                  0.79
-------------------------------------------------------------------------------------------------------------------
18.  Global Asset Allocation           0.72                   0.00                  0.22                  0.94
-------------------------------------------------------------------------------------------------------------------
19.  Growth and Income                 0.31                   0.00                  0.05                  0.36
-------------------------------------------------------------------------------------------------------------------
20.  International                     0.80                   0.00                  0.16                  0.96
-------------------------------------------------------------------------------------------------------------------
21.  Managed                           0.37                   0.00                  0.07                  0.44
-------------------------------------------------------------------------------------------------------------------
22.  Money Market                      0.48                   0.00                  0.10                  0.58
-------------------------------------------------------------------------------------------------------------------
23.  Small Cap Index(7)*               0.35                   0.00                  0.10                  0.45
-------------------------------------------------------------------------------------------------------------------
24.  Social Awareness                  0.33                   0.00                  0.05                  0.38
-------------------------------------------------------------------------------------------------------------------
25.  Special Opportunities             0.41                   0.00                  0.08                  0.49
-------------------------------------------------------------------------------------------------------------------
26.  VIP II Contrafund(8) (Service
     Class)                            0.57                   0.10                  0.09                  0.76
-------------------------------------------------------------------------------------------------------------------
27.  VIP Growth (Service Class)(8)     0.57                   0.10                  0.09                  0.76
-------------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value(9)*+
     (Service Class)                   0.69                   0.15                  0.16                  1.00
-------------------------------------------------------------------------------------------------------------------
29.  Health Sciences (Class IB)+       0.70                   0.25                  0.13                  1.08
-------------------------------------------------------------------------------------------------------------------
30.  Utilities (Initial Class)(1)(0)+  0.75                   0.00                  0.16                  0.91
-------------------------------------------------------------------------------------------------------------------


*After waivers and/or reimbursements.
+These funds are not available to you until on or about May 22, 2001.

VOLUNTARY FEE REIMBURSEMENTS:



The following funds VOLUNTARILY waive expenses to the extent necessary to not exceed a maximum total expense ratio.



(1) For the period January 1, 2000 through April 30, 2000, the Adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. Absent such waiver/reimbursement, the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio would have been 1.00, 0.25, 0.08 and 1.33.



(3) The investment advisor for the Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next
    $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(4) The investment advisor for the Growth and Income Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.



(5) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(6) The investment advisor for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(7) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets.



(9) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for Small Cap Value. Without such an arrangement total operating expense for the Series would have been 1.06% for Small Cap Value. The Service
    Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).


CONTRACTUAL FEE REIMBURSEMENTS:


The following funds contractually waive the management fee to the extent necessary to not exceed a maximum total expense ratio.



(2) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.



(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.



(10) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account "Net Expenses" would be lower for certain series and would equal 0.90% for Utilities.

EXAMPLES


(expenses of the SUBACCOUNTS and the funds):


If you make a full withdrawal at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                  1 YEAR               3 YEARS               5 YEARS               10 YEARS
                           --------------------  --------------------  --------------------  --------------------
                           STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT
-----------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth             $ 79        76         118        110        148        135        193        166
-----------------------------------------------------------------------------------------------------------------
 2.  AFIS International      $ 81        78         124        117        158        146        216        189
-----------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth       $ 80        78         122        110        155        143        210        182
-----------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth      $ 82        80         128        121        165        153        231        204
-----------------------------------------------------------------------------------------------------------------
 5.  AMT Partners            $ 81        79         126        119        162        150        225        198
-----------------------------------------------------------------------------------------------------------------
 6.  Aspen Worldwide
     Growth                  $ 79        77         119        112        151        138        200        172
-----------------------------------------------------------------------------------------------------------------
 7.  AVP Growth              $ 83        80         131        123        170        157        241        215
-----------------------------------------------------------------------------------------------------------------
 8.  AVP Technology          $ 85        83         137        130        181        169        285        239
-----------------------------------------------------------------------------------------------------------------
 9.  Bond                    $ 78        75         115        108        143        131        184        156
-----------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation    $ 80        77         121        114        154        142        208        180
-----------------------------------------------------------------------------------------------------------------
11.  Capital Asset           $ 87        84         143        135        190        178        284        258
-----------------------------------------------------------------------------------------------------------------
12.  DGPF Global Bond        $ 81        78         124        117        159        146        217        190
-----------------------------------------------------------------------------------------------------------------
13.  DGPF Growth & Income    $ 79        77         119        112        150        138        199        171
-----------------------------------------------------------------------------------------------------------------
14.  DGPF Real Estate
     (REIT)                  $ 81        78         124        117        159        146        217        190
-----------------------------------------------------------------------------------------------------------------
15.  DGPF Trend              $ 81        78         124        116        158        145        216        188
-----------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index        $ 75        73         108        101        131        119        157        128
-----------------------------------------------------------------------------------------------------------------
17.  Equity-Income           $ 80        78         122        115        156        143        211        183
-----------------------------------------------------------------------------------------------------------------
18.  Global Asset
     Allocation              $ 82        79         127        119        163        151        227        200
-----------------------------------------------------------------------------------------------------------------
19.  Growth and Income       $ 78        74         110        103        134        122        164        135
-----------------------------------------------------------------------------------------------------------------
20.  International           $ 82        79         127        120        164        152        229        202
-----------------------------------------------------------------------------------------------------------------
21.  Managed                 $ 77        74         112        105        138        126        173        144
-----------------------------------------------------------------------------------------------------------------
22.  Money Market            $ 78        78         116        109        145        133        188        160
-----------------------------------------------------------------------------------------------------------------
23.  Small Cap Index         $ 77        75         113        105        139        126        174        145
-----------------------------------------------------------------------------------------------------------------
24.  Social Awareness        $ 76        74         110        103        135        123        166        137
-----------------------------------------------------------------------------------------------------------------
25.  Special
     Opportunities           $ 77        75         114        106        141        128        178        150
-----------------------------------------------------------------------------------------------------------------
26.  VIP Growth              $ 80        77         121        114        154        142        208        180
-----------------------------------------------------------------------------------------------------------------
27.  VIP II Contrafund       $ 80        77         121        114        154        142        208        180
-----------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value*    $ 82        80         128        121        166        154        233        206
-----------------------------------------------------------------------------------------------------------------
29.  Health Sciences*        $ 83        80         131        123        170        157        241        215
-----------------------------------------------------------------------------------------------------------------
30.  Utilities*              $ 81        79         126        119        161        149        223        197
-----------------------------------------------------------------------------------------------------------------



*These funds are not available to you until on or about May 22, 2001.

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                  1 YEAR               3 YEARS               5 YEARS               10 YEARS
                           --------------------  --------------------  --------------------  --------------------
                           STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT  STANDARD  BREAKPOINT
-----------------------------------------------------------------------------------------------------------------
 1.  AFIS Growth             $ 17        14         51         44          89         76        193        166
-----------------------------------------------------------------------------------------------------------------
 2.  AFIS International      $ 19        16         58         50         100         87        218        189
-----------------------------------------------------------------------------------------------------------------
 3.  Aggressive Growth       $ 18        16         56         48          97         83        210        182
-----------------------------------------------------------------------------------------------------------------
 4.  AMT Mid-Cap Growth      $ 20        18         62         54         107         94        231        204
-----------------------------------------------------------------------------------------------------------------
 5.  AMT Partners            $ 20        17         60         53         104         91        225        198
-----------------------------------------------------------------------------------------------------------------
 6.  Aspen Worldwide
     Growth                  $ 17        15         53         46          92         78        200        172
-----------------------------------------------------------------------------------------------------------------
 7.  AVP Growth              $ 21        19         65         58         112         99        241        215
-----------------------------------------------------------------------------------------------------------------
 8.  AVP Technology          $ 23        21         72         65         124        111        265        239
-----------------------------------------------------------------------------------------------------------------
 9.  Bond                    $ 16        13         49         41          54         71        184        156
-----------------------------------------------------------------------------------------------------------------
10.  Capital Appreciation    $ 16        15         55         48          98         82        208        180
-----------------------------------------------------------------------------------------------------------------
11.  Capital Asset           $ 25        23         78         70         133        120        284        258
-----------------------------------------------------------------------------------------------------------------
12.  CGPF Global Bond        $ 19        16         58         50         100         87        217        190
-----------------------------------------------------------------------------------------------------------------
13.  DGPF Growth & Income    $ 17        15         53         45          91         78        199        171
-----------------------------------------------------------------------------------------------------------------
14.  DGPF Real Estate
     (REIT)                  $ 19        16         58         50         100         87        217        190
-----------------------------------------------------------------------------------------------------------------
15.  DGPF Trend              $ 19        16         58         50          99         88        215        188
-----------------------------------------------------------------------------------------------------------------
16.  Equity 500 Index        $ 13        11         41         33          71         58        157        128
-----------------------------------------------------------------------------------------------------------------
17.  Equity-Income           $ 18        16         56         49          97         54        211        183
-----------------------------------------------------------------------------------------------------------------
18.  Global Asset
     Allocation              $ 20        17         61         53         105         92        227        200
-----------------------------------------------------------------------------------------------------------------
19.  Growth and Income       $ 14        11         43         35          75         61        184        135
-----------------------------------------------------------------------------------------------------------------
20.  International           $ 20        17         52         54         108         93        229        202
-----------------------------------------------------------------------------------------------------------------
21.  Managed                 $ 15        12         46         38          79         65        173        144
-----------------------------------------------------------------------------------------------------------------
22.  Money Market            $ 16        14         50         42          86         73        188        160
-----------------------------------------------------------------------------------------------------------------
23.  Small Cap Index         $ 15        12         46         38          79         66        174        145
-----------------------------------------------------------------------------------------------------------------
24.  Social Awareness        $ 14        12         44         36          76         62        166        137
-----------------------------------------------------------------------------------------------------------------
25.  Special
     Opportunities           $ 15        13         47         39          81         68        178        150
-----------------------------------------------------------------------------------------------------------------
26.  VIP Growth              $ 18        15         55         48          96         82        208        180
-----------------------------------------------------------------------------------------------------------------
27.  VIP II Contrafund       $ 18        16         55         48          96         82        208        180
-----------------------------------------------------------------------------------------------------------------
28.  DGPF SmallCap Value*    $ 20        18         63         55         108         95        233        206
-----------------------------------------------------------------------------------------------------------------
29.  Health Sciences*        $ 21        19         65         58         112         99        241        215
-----------------------------------------------------------------------------------------------------------------
30.  Utilities*              $ 19        17         60         52         103         90        223        197
-----------------------------------------------------------------------------------------------------------------



*These funds are not available to you until on or about May 22, 2001.


We provide these examples, to help you understand the direct and indirect costs and expenses of the contract.


The expense tables reflect expenses of the VAA as well as expenses of the underlying funds.



For more information, see "Charges and other deductions" in this Prospectus and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between SUBACCOUNTS and to and from the fixed account, currently, there is no charge. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


SUMMARY


WHAT KIND OF CONTRACT IS THIS? It is a group annuity contract between the CONTRACTOWNER and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts."



WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See "Variable annuity account."



WHAT ARE THE CONTRACT'S INVESTMENT CHOICES? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA -- Description of Funds."



WHO ADVISES THE FUNDS? Several different investment advisers manage the funds. See "Investments of the VAA -- Investment advisors."



HOW DOES THE CONTRACT WORK? If we approve the application, we will send the CONTRACTOWNER a contract. When PARTICIPANTS make contributions during the accumulation phase, they buy ACCUMULATION UNITS. If the PARTICIPANT decides to receive retirement income payments, we convert ACCUMULATION UNITS into ANNUITY UNITS. Retirement income payments will be based on the number of ANNUITY UNITS received and the value of each ANNUITY UNIT on payout days. See "The contracts" and "Annuity payouts."



WHAT CHARGES DO I PAY UNDER THE CONTRACT? If you withdraw ACCOUNT VALUE, you pay a surrender charge of 0% to 6% of the gross withdrawal amount, depending upon how long the group contract has been in force. We may waive the surrender charge in certain situations. See "charges and other deductions -- surrender charge."


Under allocated contracts, we charge an annual contract fee of $25 per PARTICIPANT or CONTRACTOWNER account.

We will deduct any applicable premium tax from contributions or ACCOUNT VALUE at the time the tax is incurred or at another time we choose.


We apply an annual charge totaling 1.002% to the daily net asset value of the VAA. Contracts issued for plans meeting certain eligibility requirements will generally impose a lower (breakpoint) annual charge of .75%. See "Charges and other deductions."



Each fund pays a management fee based on its average daily net asset value. See "Investments of the variable annuity account -- Investment adviser." Each fund also has additional operating expenses. These are described in the Prospectuses for the funds.



WHAT CONTRIBUTIONS ARE NECESSARY AND HOW OFTEN? Contributions by or on behalf of PARTICIPANTS may be in any amount unless the CONTRACTOWNER or the plan has a minimum amount. There are limits on the total amount of contributions in any one year. See "The contracts -- contributions."



HOW WILL ANNUITY PAYOUTS BE CALCULATED? If a PARTICIPANT decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See "Annuity payouts -- Annuity payout options." REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.



WHAT HAPPENS IF A PARTICIPANT DIES BEFORE ANNUITIZING? Depending upon the plan, the BENEFICIARY may receive a death benefit and have options as to how the DEATH BENEFIT is paid. See "The contracts -- Death benefit before the annuity commencement date."



MAY PARTICIPANTS TRANSFER ACCOUNT VALUE BETWEEN SUBACCOUNTS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, subject to certain limits, which may include limits under the terms of the plan. See "The contracts -- Transfers between SUBACCOUNTS on or before the ANNUITY COMMENCEMENT DATE."



MAY A CONTRACTOWNER OR PARTICIPANT WITHDRAW ACCOUNT VALUE? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (PARTICIPANTS may only withdraw ACCOUNT VALUE during their accumulation period.) See "Withdrawals." The CONTRACTOWNER must also approve certain PARTICIPANT withdrawals. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."



DO PARTICIPANTS GET A FREE LOOK AT THEIR CERTIFICATE? A PARTICIPANT under a
Section 403(b) PLAN and certain nonqualified PLANS can cancel a certificate within twenty days (in some states longer) of the date the PARTICIPANT receives the certificate. The PARTICIPANT must give notice to our servicing office. See "Return privilege."

CONDENSED FINANCIAL INFORMATION


ACCUMULATION UNIT VALUES


The following information relating to ACCUMULATION UNIT values and number of ACCUMULATION UNITS for the period ended December 31, 2000 comes from the VAA'S financial statements. It should be read in conjunction with the VAA'S financial statements and notes which are all included in the SAI. The beginning unit valuation date for both the standard and break point contract is June 1, 1998.



                                                                    2000                    1999                    1998
                                                            ---------------------   ---------------------   ---------------------
                                                            STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
---------------------------------------------------------------------------------------------------------------------------------
AFIS Growth subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $ 9.560*      9.575*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                  35         249
---------------------------------------------------------------------------------
AFIS International subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $ 8.085*      8.098*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                  10          81
---------------------------------------------------------------------------------
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period                                       $ 2.209       2.218     $ 1.567       1.569     $ 1.739       1.739
- End of period                                             $ 2.128       2.142     $ 2.209       2.218     $ 1.567       1.569
Number of accumulation units
- End of period (000's omitted)                                 121       1,001           1         468           1         554
---------------------------------------------------------------------------------
AMT Mid-Cap Growth subaccount
Accumulation unit value
- Beginning of period                                       $15.310      15.340     $10.000*     10.000*
- End of period                                             $14.026      14.089     $15.310*     15.340*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  16          19           1           1
---------------------------------------------------------------------------------
AMT Partners subaccount
Accumulation unit value
- Beginning of period                                       $ 9.793       9.810     $10.000*     10.000*
- End of period                                             $ 9.763       9.805     $ 9.793*      9.810*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                   3           4           1           2
---------------------------------------------------------------------------------
Aspen Worldwide Growth subaccount
Accumulation unit value
- Beginning of period                                       $15.055      15.084     $10.000*     10.000*
- End of period                                             $12.569      12.626     $15.055*     15.084*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  43         307           1          97
---------------------------------------------------------------------------------
AVP Growth subaccount
Accumulation unit value
- Beginning of period                                       $10.000      10.000*
- End of period                                             $ 8.658*      8.673*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                   1           1
---------------------------------------------------------------------------------
AVP Technology subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $ 7.372*      7.383*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's omitted)                                   8           6
---------------------------------------------------------------------------------

                                                                    2000                    1999                    1998
                                                            ---------------------   ---------------------   ---------------------
                                                            STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
---------------------------------------------------------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period                                       $ 4.811       4.831     $ 5.023       5.032     $ 4.776       4.776
- End of period                                             $ 5.281       5.317     $ 4.811       4.831     $ 5.023       5.032
Number of accumulation units
- End of period (000's omitted)                                  15         508           1         664           1         283
---------------------------------------------------------------------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period                                       $ 3.706       3.721     $ 2.573       2.577     $ 2.119       2.119
- End of period                                             $ 3.088       3.108     $ 3.706       3.721     $ 2.573       2.577
Number of accumulation units
- End of period (000's omitted)                                 272         350           3       2,697           1         555
---------------------------------------------------------------------------------
Capital Asset subaccount
Accumulation unit value
- Beginning of period                                       $11.468      11.488     $10.000*     10.000*
- End of period                                             $11.052      11.100     $11.468*     11.488*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                   3           6           1           1
---------------------------------------------------------------------------------
DGPF Global Bond subaccount
Accumulation unit value
- Beginning of period                                       $ 1.130       1.135     $ 1.184       1.186     $ 1.125       1.125
- End of period                                             $ 1.128       1.136     $ 1.130       1.135     $ 1.184       1.186
Number of accumulation units
- End of period (000's omitted)                                   7           9           2          14           2          10
---------------------------------------------------------------------------------
DGPF Growth & Income subaccount
Accumulation unit value
- Beginning of period                                       $ 1.547       1.553     $ 1.611       1.613     $ 1.596       1.596
- End of period                                             $ 1.706       1.716     $ 1.547       1.553     $ 1.611       1.613
Number of accumulation units
- End of period (000's omitted)                                  10         305           1         315           1         199
---------------------------------------------------------------------------------
DGPF Real Estate (REIT) subaccount
Accumulation unit value
- Beginning of period                                       $10.000*     10.000*
- End of period                                             $11.662*     11.683*     trading began
Number of accumulation units                                                         in 2000
- End of period (000's)                                           2           3
---------------------------------------------------------------------------------
DGPF Trend subaccount
Accumulation unit value
- Beginning of period                                       $ 2.309       2.318     $ 1.368       1.370     $ 1.220       1.220
- End of period                                             $ 2.129       2.143     $ 2.309       2.318     $ 1.368       1.370
Number of accumulation units
- End of period (000's omitted)                                 190       1,712           2         946           2         628
---------------------------------------------------------------------------------
Equity 500 Index subaccount
Accumulation unit value
- Beginning of period                                       $10.999      11.018     $10.000*     10.000*
- End of period                                             $ 9.884       9.925     $10.999*     11.018*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  24         493           1          94
---------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period                                       $ 2.524       2.534     $ 2.399       2.403     $ 2.356       2.356
- End of period                                             $ 2.764       2.782     $ 2.524       2.534     $ 2.399       2.403
Number of accumulation units
- End of period (000's omitted)                                  17         885           1       1,395           1         777
---------------------------------------------------------------------------------
Global Asset Allocation subaccount
Accumulation unit value
- Beginning of period                                       $ 3.369       3.383     $ 3.056       3.061     $ 2.938       2.938
- End of period                                             $ 3.154       3.175     $ 3.369       3.383     $ 3.056       3.061
Number of accumulation units
- End of period (000's omitted)                                   5         196           1         190           1         140
---------------------------------------------------------------------------------

                                                                    2000                    1999                    1998
                                                            ---------------------   ---------------------   ---------------------
                                                            STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                                       $13.379      13.434     $11.496      11.515     $10.522      10.522
- End of period                                             $11.970      12.049     $13.379      13.434     $11.496      11.515
Number of accumulation units
- End of period (000's omitted)                                  31       1,554           1       1,429           1         600
---------------------------------------------------------------------------------
International subaccount
Accumulation unit value
- Beginning of period                                       $ 2.057       2.065     $ 1.773       1.776     $ 1.799       1.799
- End of period                                             $ 2.039       2.052     $ 2.057       2.065     $ 1.773       1.776
Number of accumulation units
- End of period (000's omitted)                                   8         866           1       1,317           1         685
---------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period                                       $ 5.610       5.633     $ 5.260       5.269     $ 5.004       5.004
- End of period                                             $ 5.476       5.512     $ 5.610       5.633     $ 5.260       5.269
Number of accumulation units
- End of period (000's omitted)                                   6         478           1         631           1         220
---------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                                       $ 2.608       2.621     $ 2.516       2.521     $ 2.460       2.460
- End of period                                             $ 2.738       2.759     $ 2.608       2.621     $ 2.516       2.521
Number of accumulation units
- End of period (000's omitted)                                 224       1,313           1       1,109           1         847
---------------------------------------------------------------------------------
Small Cap Index subaccount
Accumulation unit value
- Beginning of period                                       $11.669      11.693     $10.000*     10.000*
- End of period                                             $11.107      11.158     $11.669*     11.693*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                   2           8
---------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                                       $ 6.715       6.741     $ 5.875       5.883     $ 5.471       5.471
- End of period                                             $ 6.094       6.133     $ 6.715       6.741     $ 5.875       5.883
Number of accumulation units
- End of period (000's omitted)                                  31       1,502           1       1,300           1         824
---------------------------------------------------------------------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                                       $ 8.249       8.280     $ 8.721       8.733     $ 8.943       8.943
- End of period                                             $ 9.476       9.536     $ 8.249       8.280     $ 8.721       8.733
Number of accumulation units
- End of period (000's omitted)                                   1         104           1         133           1         109
---------------------------------------------------------------------------------
VIP II Contrafund subaccount
Accumulation unit value
- Beginning of period                                       $11.331      11.349     $10.000*     10.000*
- End of period                                             $10.465      10.508     $11.331*     11.349*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  16          52           1           6
---------------------------------------------------------------------------------
VIP Growth subaccount
Accumulation unit value
- Beginning of period                                       $12.380      12.403     $10.000*     10.000*
- End of period                                             $10.900      10.948     $12.380*     12.403*     trading began
Number of accumulation units                                                                                 in 1999
- End of period (000's omitted)                                  20         224           1          78
---------------------------------------------------------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Note: The DGPF SmallCap Value, Health Sciences and Utilities subaccounts were not effective December 31, 2000, and do not have historical accumulation unit information.

INVESTMENT RESULTS


The VAA advertises the annual performance of the SUBACCOUNTS for the funds on both a standardized and nonstandardized basis.


The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.

The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.


THE MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. SEE THE SAI FOR FURTHER INFORMATION.


FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

LINCOLN NATIONAL LIFE INSURANCE CO.


The Lincoln National Life Insurance Company (LINCOLN LIFE), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


FIXED SIDE OF THE CONTRACT

Contributions allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all PARTICIPANT data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


VARIABLE ANNUITY ACCOUNT (VAA)



On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity CONTRACTS, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. CONTRACTOWNERS OR PARTICIPANTS, AS APPLICABLE, ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.



INVESTMENTS OF THE VAA



CONTRACTOWNERS of unallocated contracts and PARTICIPANTS under allocated contracts decide the SUBACCOUNT(S) to which contributions are allocated. There is a separate SUBACCOUNT which corresponds to each fund. CONTRACTOWNERS or PARTICIPANTS, as applicable, may change allocations without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.



INVESTMENT ADVISERS



The investment advisers of the funds are:



American Funds Insurance Series is managed by Capital Research and Management Company.



Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Lincoln Investment Advisers and sub-advised by Putnam Investment Management, LLC.



Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.



Janus Aspen Series Worldwide Growth Fund is managed by Janus Capital Corp.



Alliance Variable Products Series Fund is managed by Alliance Capital Management, L.P.



Lincoln National Bond Fund, Lincoln National Managed Fund and Lincoln National Money Market Fund are managed by Delaware Lincoln Investment Advisers.



Lincoln National Capital Appreciation Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Janus Capital Corp.



Baron Capital Asset Fund is managed by BAMCO, Inc.



Delaware Group Premium Funds are managed by Delaware Management Company. The Global Bond Series is managed by Delaware International Advisers, Ltd.



Deutsche Asset Management VIT Funds are managed by Bankers Trust Company.



Lincoln National Equity Income Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Fidelity Management and Research Company.



Lincoln National Growth and Income Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Goldman Sachs Asset Management.



Lincoln National International Fund is managed by Delaware Lincoln Investment Advisers and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund and Lincoln National Special Opportunities Fund are managed by Vantage Investment Advisers.



Fidelity Variable Insurance Product Fund and Fidelity Variable Insurance Product Fund II are managed by Fidelity Management and Research Company.



Putnam Variable Trust is managed by Putnam Investment Management, LLC.



MFS Variable Insurance Trust is managed by Massachusetts Financial Services Company.



Additional information regarding the investment advisers to each of the funds may be found in the Prospectuses for the funds enclosed in this booklet.



As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.



With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate).



DESCRIPTION OF THE FUNDS



Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders in that fund. There is more detailed information in the current Prospectuses for the funds and series which are included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVES.



ON OR ABOUT MAY 22, 2001 THREE ADDITIONAL INVESTMENT OPTIONS (#28 THROUGH #30) WILL BE AVAILABLE UNDER THE CONTRACTS. SOME PLANS LIMIT THE FUNDS AVAILABLE UNDER THE PLAN. PLEASE CONTACT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION.



  1. AFIS GROWTH FUND -- The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  2. AFIS INTERNATIONAL FUND -- The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  3. AGGRESSIVE GROWTH FUND -- The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.



  4. AMT MID-CAP GROWTH PORTFOLIO -- The fund seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



  5. AMT PARTNERS PORTFOLIO -- The fund seeks capital growth by investing mainly in common stocks of mid-to large capitalization established companies using the value-oriented investment approach.



  6. ASPEN WORLDWIDE GROWTH FUND -- The fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.



  7. AVP GROWTH PORTFOLIO -- The fund seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.



  8. AVP TECHNOLOGY PORTFOLIO -- The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



  9. BOND FUND -- The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.



  10. CAPITAL APPRECIATION FUND -- The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.



  11. CAPITAL ASSET FUND -- The fund seeks to purchase stocks, judged by the adviser, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



  12. DGPF GLOBAL BOND SERIES -- The fund seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The fund will invest in fixed income securities of issuers from at least three different countries, one of which may be the United States.



  13. DGPF GROWTH & INCOME SERIES -- The fund seeks capital appreciation with current income as a secondary objective.



  14. DGPF REAL ESTATE (REIT) SERIES -- The fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry.



  15. DGPF TREND SERIES -- The fund seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

  16. EQUITY 500 INDEX FUND -- The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



  17. EQUITY-INCOME FUND -- The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).



  18. GLOBAL ASSET ALLOCATION FUND -- The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



  19. GROWTH AND INCOME FUND -- The fund seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general deomestic economy.



  20. INTERNATIONAL FUND -- The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



  21. MANAGED FUND -- The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.



  22. MONEY MARKET FUND -- The fund seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.



  23. SMALL CAP INDEX FUND -- The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.



  24. SOCIAL AWARENESS FUND -- The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



  25. SPECIAL OPPORTUNITIES FUND -- The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.



  26. VIP II CONTRAFUND PORTFOLIO -- The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



  27. VIP GROWTH PORTFOLIO -- The fund seeks to achieve capital appreciation. The Portfolio normally purchases common stock.



  28. DGPF SMALL VALUE SERIES -- The fund seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



  29. HEALTH SCIENCES FUND -- The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



  30. UTILITIES SERIES -- The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).



FUND SHARES



We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.



When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.



The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various CONTRACTOWNERS participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.



Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE, any may be sold to other insurance companies for investment of the assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


All dividends and capital gain distributions of the funds and series are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS or PARTICIPANTS as additional units, but are reflected in changes in unit values.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE SERIES AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute series or funds only for certain classes of CONTRACTOWNERS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS.



Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close SUBACCOUNTS to allocations of contributions or ACCOUNT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.



Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.


CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM CONTRIBUTIONS

There are no front-end deductions for sales charges made from contributions. However, we will deduct premium taxes, when applicable.


ANNUAL CONTRACT FEE



We will deduct $25 per account maintained on behalf of a PARTICIPANT or CONTRACTOWNER from ACCOUNT VALUE on the last VALUATION DATE of each PARTICIPANT YEAR to compensate us for the administrative services provided; this $25 annual contract fee will also be deducted from ACCOUNT VALUE upon total or partial withdrawals of all account value by a CONTRACTOWNER or PARTICIPANT. Administrative services include processing applications; issuing contracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering ANNUITY PAYOUTS; providing accounting, valuation, regulatory and reporting services.


SURRENDER CHARGE


A surrender charge is imposed in the event of a total or partial WITHDRAWAL of ACCOUNT VALUE before the ANNUITY COMMENCEMENT DATE. The surrender charge associated with WITHDRAWALS is paid to us to compensate us for the loss we experience on contract distribution costs when there are WITHDRAWALS before distribution costs have been recovered. Charges are the same for all WITHDRAWALS except that, partial withdrawals of up to a cumulative percentage limit of 20% of (i) the ACCOUNT VALUE attributable to an unallocated group CONTRACT or
(ii) the ACCOUNT VALUE attributable to a PARTICIPANT or the CONTRACTOWNER in an allocated group CONTRACT, as applicable, made in any CONTRACT YEAR are not subject to a surrender charge. (To determine the 20% limit, all partial withdrawals during the CONTRACT YEAR, including the withdrawal amount being requested, are added together, and the sum is divided by the ACCOUNT VALUE at the time of the requested withdrawal.) Restrictions apply to the extent a withdrawal is requested from the fixed side of the contract. See "The contracts -- Discontinuance and withdrawals." Partial withdrawals in excess of the cumulative percentage limit in any CONTRACT YEAR are subject to the surrender charge. In addition, if a total withdrawal of all ACCOUNT VALUE in the VAA is requested, then the entire amount of withdrawal is subject to the surrender charge. The surrender charge is defined in the following table:


                                  CONTRACT YEAR in which
                                  surrender/withdrawal occurs
  ----------------------------------------------------------------------------------
                                  1-4  5  6  7  8  9  10+
  Surrender
    charge                        6%  5%  4% 3% 2% 1%  0

There will be no surrender charge imposed on any WITHDRAWAL after a group CONTRACT has been in force for ten years.

Although the applicable surrender charge is calculated based on group contract withdrawals, and group CONTRACT YEARS in force, any applicable charges in connection with a PARTICIPANT'S withdrawal are generally imposed on the PARTICIPANT. Depending on various factors, the CONTRACTOWNER may elect to reimburse a PARTICIPANT for a surrender charge imposed in connection with a PARTICIPANT'S withdrawal.

The surrender charge will not apply in the event of a withdrawal for one of the following reasons: (1) to make a payment due to the PARTICIPANT'S death, disability, retirement or termination of employment, excluding termination of employment due to PLAN termination, plant shutdown, or any other program instituted by the PARTICIPANT'S employer which would reduce the work force by more than 20%; (2) to make a payment for a PARTICIPANT hardship situation as allowed by the PLAN; (3) to make a payment pursuant to a qualified domestic relations order; or (4) to purchase an annuity option as permitted under the contract.

ADDITIONAL INFORMATION


Participants in the Texas Optional Retirement Program should refer to "Restrictions under the Texas Optional Retirement Program", later in this Prospectus booklet.


The charges associated with total and partial withdrawals are paid to us to compensate us for the cost of distributing the contracts.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS


We deduct from the VAA an amount, computed daily, which is no higher than an effective annual rate of 1.002% or .75% of the daily net asset value, to compensate us for our assumption of certain risks described below. This maximum level of mortality and expense risk charge is guaranteed not to increase.



Contracts eligible for the lower, or "breakpoint," mortality and expense risk charge are those contracts which, at the time of issue, have ACCOUNT VALUE equal to or in excess of $5 million, either individually or in combination with other contracts under the same employer group or association, or under which annual contributions are anticipated to be equal to or in excess of $500,000, as determined in our sole discretion. Certain contracts which are purchased with the surrender proceeds of an existing group variable annuity contract are not eligible for the breakpoint mortality and expense risk charge.


Contracts which, after issue and at the end of a calendar quarter, have ACCOUNT VALUE equal to or in excess of $5 million will be eligible for the lower mortality and expense risk charge. The lower mortality and expense risk charge will be implemented on the calendar quarter-end VALUATION DATE following the end of the calendar quarter in which the contract became eligible for the lower charge.

Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made will not be affected by annuitants receiving ANNUITY PAYOUTS live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

SPECIAL ARRANGEMENTS


The surrender charge, annual mortality and expense risk charge, annual contract fee, loan set-up fee, and loan rate of interest may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LINCOLN LIFE'S administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of PARTICIPANTS, or the amount or frequency of contributions anticipated; or other support provided by the CONTRACTOWNER or the plan. In addition, the group CONTRACTOWNER or the PLAN may pay the account charge on behalf of the PARTICIPANTS under a contract. LINCOLN LIFE will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LINCOLN LIFE'S eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LINCOLN LIFE may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including PARTICIPANTS under other contracts issued through the VAA.


Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The CONTRACTOWNER and PARTICIPANT should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from ACCOUNT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0% in those states where the tax is imposed.

OTHER CHARGES AND DEDUCTIONS


There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the funds' Prospectuses.



THE CONTRACTS



PURCHASE OF CONTRACTS



A prospective CONTRACTOWNER wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the CONTRACTOWNER through its sales representative. For 403(b) PLANS that have allocated rights to the PARTICIPANT, we will issue to each PARTICIPANT a separate active life certificate that describes the basic provisions of the contract to each PARTICIPANT.



INITIAL CONTRIBUTIONS



When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a PARTICIPANT to his or her account no later than two business days after we receive the contribution.



If we receive contribution amounts with incomplete or no allocation instructions, we will notify the CONTRACTOWNER and direct contribution amounts to the pending allocation account. The pending allocation account invests in the Lincoln National Money Market Fund. We do not impose the mortality and expense risk charge or the annual contract fee on the pending allocation account.



We will transfer ACCOUNT VALUE from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two VALUATION DATES of receipt of such instructions, and allocate all future contributions in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund ACCOUNT VALUE in the pending allocation account within 105 days of the initial contribution.



PARTICIPANTS may not allocate contributions to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.


WHO CAN INVEST

In order to purchase a group contract, the plan on whose behalf the contract will be held must be one of the qualified plans for which the contracts are designed. Also, depending on state law requirements, a minimum of ten PARTICIPANTS may be required to be participating in the plan. LINCOLN LIFE may impose additional eligibility requirements; any such additional eligibility requirements will be applied in a nondiscriminatory manner.

CONTRIBUTIONS

Contributions are payable to us at a frequency and may be made in any amount unless the CONTRACTOWNER or the plan has a minimum amount. Contributions in any one CONTRACT YEAR which exceed twice the amount of contributions made in the first CONTRACT YEAR may be made only with our permission. If contributions stop, the contract will remain in force as a paid-up contract. Payments may be resumed at any time until the group contract or certificate, as applicable, terminates.

VALUATION DATE


ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (normally 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.


ALLOCATION OF CONTRIBUTIONS


Contributions are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to CONTRACTOWNERS or PARTICIPANTS instructions. Contributions may be allocated to a maximum of ten subaccounts, or to a maximum of nine subaccounts and the fixed account.



Upon allocation to the appropriate SUBACCOUNT, contributions are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount of each contribution allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the contribution is received at the contribution if received before the end of the VALUATION DATE (usually 4:00 p.m. New York time). If the contribution is received at or after that time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds.


VALUATION OF ACCUMULATION UNITS

Contributions allocated to the VARIABLE ACCOUNT are converted into ACCUMULATION UNITS. This is done by dividing each contribution by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the contribution is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:


    1. The total value of fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus


    2. The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these such liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    3. The result of 2. is divided by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the mortality and expense risk charge for the number of calendar days in the VALUATION PERIOD.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

The CONTRACTOWNER (under an unallocated group CONTRACT) or PARTICIPANT or CONTRACTOWNER (under an allocated group CONTRACT) may transfer all or a portion of ACCOUNT VALUE from one SUBACCOUNT to another. A transfer involves the redemption of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.


Transfers between SUBACCOUNTS are restricted to once every 30 days. We reserve the right to further limit the number of transfers.



A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the PARTICIPANT a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the PARTICIPANT on the next VALUATION DATE.



Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to us.



Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before 4 p.m. New York time.



The CONTRACTOWNER (under an unallocated group contract) or PARTICIPANT or CONTRACTOWNER (under an allocated group contract) may also transfer all or any part of the ACCOUNT VALUE from the SUBACCOUNT(S) to the fixed account. Under an allocated contract, a PARTICIPANT may transfer ACCOUNT VALUE from the fixed side to the various SUBACCOUNT(S), provided that the sum of the transfers and withdrawals of ACCOUNT VALUE in the fixed side transferred is limited to 20% of the account value in the fixed side in any 365 day period. Under an unallocated contract, a group CONTRACTOWNER may transfer ACCOUNT VALUE from the fixed side to the various SUBACCOUNT(S), provided that the sum of the transfers and withdrawals of ACCOUNT VALUE in the fixed side transferred is limited to 20% of ACCOUNT VALUE in the fixed side in any 365 day period. In the alternative, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:



Initial date                   20%
First anniversary              20%
Second anniversary             25%
Third anniversary              33%
Fourth anniversary             50%
Fifth anniversary             100%



The initial amount of the transfer or withdrawal will be reduced by the amount of any transfer or withdrawal from the fixed side during the preceding 365 day period.



When thinking about a transfer of ACCOUNT VALUE you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS.



There is no charge for a transfer. However, we reserve the right to impose a charge in the future for any transfers.



TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE



CONTRACTOWNERS or PARTICIPANTS may transfer all or a portion of the investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the CONTRACT. Those transfers will be limited to three times per contract year. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.



ADDITIONAL SERVICES



There may be additional services available to you: dollar-cost averaging, automatic withdrawal service/systematic withdrawal option, systematic transfer option, cross-reinvestment service/account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account or money market account into other SUBACCOUNTS on a monthly basis.



The automatic withdrawal service/systematic withdrawal option provides for an automatic periodic withdrawal of your ACCOUNT VALUE.



The systematic transfer service allows you to fully liquidate your fixed account balance over 5 years and transfer the amounts into one or more of the SUBACCOUNTS.



The cross-reinvestment service/account sweep allows you to keep a designated amount in one SUBACCOUNT or the fixed account, and automatically transfer the excess to other SUBACCOUNTS of your choice.



Portfolio rebalancing is an option that restores to a pre-determined level the percentage of ACCOUNT VALUE allocated to each SUBACCOUNT or the fixed account.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

If a PARTICIPANT under an allocated contract issued in connection with a
Section 403(b) plan that is not subject to ERISA dies before the ANNUITY COMMENCEMENT DATE, we will pay the BENEFICIARY, if one is living, a DEATH BENEFIT equal to the greater of the following amounts:

(a) the NET CONTRIBUTIONS, or

(b) The PARTICIPANT'S ACCOUNT VALUE less any outstanding loan balance.

No surrender charge or account charge is deducted from the DEATH BENEFIT. The DEATH BENEFIT will be determined at the end of the VALUATION PERIOD during which we approve the death claim, and both due proof of death and election of a form of benefit have been received by LINCOLN LIFE.

The PARTICIPANT may designate a BENEFICIARY during the life of the PARTICIPANT and change the BENEFICIARY by filing a written request with the home office. Each change of BENEFICIARY revokes any previous designation. Unless otherwise provided in the BENEFICIARY designation, if no BENEFICIARY survives the participant, the DEATH BENEFIT will be paid in one sum to the PARTICIPANT'S estate.


All DEATH BENEFIT payments will be subject to the employers PLAN (if applicable) and to the laws and regulations governing DEATH BENEFITS. In addition, no payment of DEATH BENEFIT provided upon the death of the PARTICIPANT will be allowed that does not satisfy the requirements of Section 401(a)(9) of the tax code. DEATH BENEFITS are taxable. See "Federal tax matters -- Taxation of death benefits."


The DEATH BENEFIT may be paid in a lump sum or under a settlement option then available. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act.

DISCONTINUANCE AND WITHDRAWALS

DISCONTINUANCE. A group CONTRACTOWNER may discontinue a group contract at any time by giving written notice to LINCOLN LIFE. The contract will be deemed discontinued on the later of the VALUATION DATE the CONTRACTOWNER specifies or the VALUATION DATE on which we receive the written notice.

LINCOLN LIFE may also give a group CONTRACTOWNER written notice that the group contract will be discontinued by LINCOLN LIFE if the plan does not qualify for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax. Lincoln Life will give the group CONTRACTOWNER at least 15 days advance written notice in which to cure any remediable defaults before discontinuing the group contract.

With respect to an allocated group contract, if the contract is discontinued due to the CONTRACTOWNER'S request, PARTICIPANTS will be given written notice. As of the date the contract is discontinued, no additional contributions will be accepted. However, transfers, withdrawals, and loans will continue to be permitted, in accordance with the terms of the contract.

Subject to applicable regulatory requirements, if an allocated group contract is discontinued due to not qualifying for special tax treatment under Section 401, 403, 408, 414, or 457 of the tax code, the ACCOUNT VALUE will be paid to the CONTRACTOWNER or PARTICIPANT, subject to the charges and restrictions applicable to a withdrawal of the entire ACCOUNT VALUE. PARTICIPANTS will be given written notice.

Subject to applicable regulatory requirements, if an unallocated group contract is discontinued, the ACCOUNT VALUE will be paid to the CONTRACTOWNER, subject to the charges and restrictions applicable to a withdrawal of the entire ACCOUNT VALUE.

In the event that LINCOLN LIFE ceases to offer the contracts to new purchasers, we may also determine to deactivate a group contract by prohibiting additional contributions and/or the addition of new PARTICIPANTS under the contract. CONTRACTOWNERS will be given at least 90 days' notice of deactivation of the contract.

Some contracts provide that the ACCOUNT VALUE in the fixed side of the contract may be paid in a lump sum subject to a market value adjustment. This option is available under allocated group contracts if the contract is discontinued and the contract is subject to ERISA. It is also available within unallocated group contracts if 100% of the account value is requested. If this option is selected, the account value in the fixed side of the contract will be paid in a lump sum equal to the market value factor times the account value in the fixed side reduced by the sum of the surrender charges and the account charge times the number of participants. The market value factor is the lessor of 1.00 or the ratio of:

                               Current Bond Price
                              --------------------
                             Par Value of that Bond

The Current Bond Price will be calculated at the time of contract discontinuance and will be equal to the price of a bond: 1) issued with a maturity of 6.5 years; 2) bearing interest at the weighted average of the declared interest rates in effect as of the discontinuance date; and 3) calculated to yield the Merrill Lynch Baa Intermediate Industrial Average for the week in which the notice of discontinuance is received. The amount payable will never be less than the principal in the fixed side of contract accumulated at an effective annual interest rate of 3.00%.

WITHDRAWALS. Withdrawals of ACCOUNT VALUE under the contract for any one of the following reasons ("benefit responsive withdrawals") may be made at any time and in any amount, and are not subject to a surrender charge: (i) to make a payment due to the PARTICIPANT'S death, disability, retirement, or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the PARTICIPANT'S employer which would reduce the work force by more than 20%; (ii) to make a payment for a PARTICIPANT hardship situation as permitted by the plan; (iii) to make a payment pursuant to a Qualified Domestic Relations Order (QDRO); or (iv) to purchase an annuity option under the contract.

Upon receipt of request for payment due to a PARTICIPANT'S death, we will make a payment equal to the greater of the following amounts:

(a) The NET CONTRIBUTIONS, or

(b) The PARTICIPANT'S ACCOUNT VALUE less any outstanding loan balance.

If a withdrawal for the entire ACCOUNT VALUE is requested and there is an outstanding loan balance, the ACCOUNT VALUE will be reduced by the amount of the outstanding loan balance. The remaining account value will be calculated at the end of the VALUATION PERIOD following the deduction of the loan balance.


Withdrawals of ACCOUNT VALUE THAT ARE NOT BENEFIT RESPONSIVE WITHDRAWALS are generally subject to a surrender charge in accordance with the terms of the contract. See "Charges and other deductions." Such withdrawals are also subject to certain additional conditions as follows:



- Partial withdrawals of up to a cumulative percentage limit of 20% of the ACCOUNT VALUE attributable to an unallocated group contract, or a PARTICIPANT or CONTRACTOWNER under an allocated group contract, may be made in each CONTRACT YEAR without imposition of a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawals amount being requested, are added together, and the sum is divided by the ACCOUNT VALUE at the time of the requested withdrawal.) Partial withdrawals in excess of the cumulative percentage limit in any CONTRACT YEAR are subject to the surrender charge. IN ADDITION, IF A COMPLETE WITHDRAWAL OF ALL ACCOUNT VALUE IN THE VAA IS REQUESTED, THEN THE ENTIRE AMOUNT OF SUCH WITHDRAWAL IS SUBJECT TO THE SURRENDER CHARGE. In the event that a withdrawal of the entire ACCOUNT VALUE allocated to both the VAA and the fixed side is requested, then the account charge will also be deducted from ACCOUNT VALUE prior to payment.



- Withdrawals of ACCOUNT VALUE from the fixed side of the contract may be requested as either periodic elective withdrawals or systematic withdrawals.



- In any 365-day period, a periodic elective withdrawal of up to 20% of ACCOUNT VALUE per CONTRACTOWNER or per PARTICIPANT, as applicable, from the fixed side may be made. The cumulative percentage limit of 20% is the sum of all periodic elective transfers and withdrawals from the fixed side during the preceding 364-day period plus the amount of the requested withdrawal, divided by the then-current ACCOUNT VALUE in the fixed side. Periodic elective withdrawals (or transfers) from the fixed side in excess of this cumulative percentage limit will not be permitted.



-In addition, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:



Initial date                   20%
First anniversary              20%
Second anniversary             25%
Third anniversary              33%
Fourth anniversary             50%
Fifth anniversary             100%



- The initial payment of a systematic withdrawal will be reduced by the amount of any periodic elective withdrawals (or transfers) from the fixed side during the immediately preceding 365-day period. Neither a CONTRACTOWNER nor a PARTICIPANT can make periodic elective withdrawals (or transfers) from the fixed side while a systematic withdrawal (or transfer) is effective, or for one calendar year after the systematic withdrawal (or transfer) election has been rescinded. In addition, while the systematic withdrawal (or transfer) election is in effect, a PARTICIPANT cannot allocate contributions to the fixed side.


GENERAL. All withdrawal requests must be submitted to us on an approved LINCOLN LIFE form, and, unless the contract has been issued in connection with a Section 403(b) plan not subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), must be authorized by the group CONTRACTOWNER. In a 403(b) plan that is not subject to ERISA the PARTICIPANT may submit the withdrawal request.


Special restrictions on withdrawals apply if the contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. In order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a
Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT attains age (a) 59 1/2,
(b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.


Any withdrawal after an ANNUITY COMMENCEMENT DATE depends upon the ANNUITY OPTION selected.

The ACCOUNT VALUE available upon withdrawal is determined at the end of the VALUATION PERIOD during which the written request for withdrawal is received at the home office. Withdrawal payments from the VAA will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed side in the same proportion that the amount withdrawn bears to the total ACCOUNT VALUE.


AS DISCUSSED ABOVE, THERE ARE CHARGES ASSOCIATED WITH WITHDRAWAL OF ACCOUNT VALUE DURING THE FIRST TEN CONTRACT YEARS. SEE "CHARGES AND OTHER DEDUCTIONS -- SURRENDER CHARGE." You may specify that the charges be deducted from the amount you request withdrawn or from the remaining ACCOUNT VALUE. If you specify that the charges be deducted from the remaining ACCOUNT VALUE, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase.



The tax consequences of withdrawals are discussed later in this booklet. See "Federal tax matters."


The contract will terminate when there is no ACCOUNT VALUE remaining. See the contract for more information.

LOANS


With respect to an allocated group contract, a participant under a plan that permits loans may apply for a loan under the contract prior to such PARTICIPANT'S ANNUITY COMMENCEMENT DATE. A PARTICIPANT must complete a loan application and assign ACCOUNT VALUE in the fixed side equal to the loan amount as security for the loan. If the ACCOUNT VALUE in the fixed side is less than the loan amount, we will transfer ACCOUNT VALUE from the VAA to the fixed side, from either the SUBACCOUNTS specified by the PARTICIPANT or on a pro rata basis from all SUBACCOUNTS. For purposes of applying transfer and withdrawal restrictions from the fixed side of the contract, any amount allocated to the fixed side of the contract as security for a loan will be included in the calculation of account value in the fixed side of the contract. However, neither withdrawals nor transfers from the fixed side of the contract are allowed to the extent that such a withdrawal or transfer would cause the value in the fixed side to be less than any outstanding loan. The minimum loan amount is $1,000. A PARTICIPANT may borrow up to the lesser of 50% of the ACCOUNT VALUE or $50,000 on all outstanding loans to the PARTICIPANT under all plans. However, for plans not subject to ERISA, if 50% of the total account value is less than $10,000, the participant may borrow the lesser of $10,000 or 100% of the account value. A PARTICIPANT may have only one contract loan with us at any one time. Also, if the PARTICIPANT had an outstanding loan during the preceding twelve month period, the $50,000 maximum loan limit is reduced by the excess of the highest outstanding balance of loans during the preceding twelve month period over the outstanding current loan balance.


The loan interest rate is adjustable, which means it may change from time to time. The initial annual loan rate of interest, which we declare quarterly, will generally be the Moody's Corporate Bond Yield monthly average for the calendar month two months prior to the first day of each calendar quarter, rounded down to the next .25%. At the beginning of each calendar quarter, we will compare each loan's interest rate to the then current declared interest rate. If the then current declared interest rate is less than the loan's interest rate by
 .50% or more, the loan's interest rate will be decreased to equal the then current declared interest rate. The loan's interest rate will remain unchanged if the then current declared interest rate differs from the loan's interest rate by less than .50%. The loan rate for an existing loan may decrease, but it will never increase. During the time that the loan is outstanding, the amount of the loan principal pledged as security for the loan will earn interest at an annual rate of at least 3.00%, as specified in the contract. Loan payments of principal and interest must be paid in level amortized payments, either monthly or quarterly. The loan must be repaid within 5 years unless it is being used to purchase a principal residence for the PARTICIPANT in which case the loan must be repaid within 20 years or less.

The amounts and terms of a PARTICIPANT loan may be subject to the restrictions imposed under Section 72(p) of the tax code, Title I of ERISA, and any applicable plan. Under certain contracts, a one-time fee of up to $35 may be charged to set up a loan. Please see your contract for more information about loans, including interest rates and applicable fees and charges. This provision is not available in an unallocated group contract.


Please note: certain contracts do not have all of the loan provisions outlined above. Therefore, your contract may contain loan provisions with the following differences: 1) the loan interest rate for new loans is determined monthly (not quarterly); 2) the loan interest rate for existing loans is adjusted on the anniversary of the loan (not at the beginning of each quarter); and 3) the loan interest rate for existing loans may increase or decrease (not just decrease). See your contract for more information.


DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

REINVESTMENT PRIVILEGE


CONTRACTOWNERS and PARTICIPANTS may elect to make a reinvestment purchase with any part of the proceeds of a withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. No one may utilize the reinvestment privilege more than once. For tax reporting purposes, we will treat a withdrawal and a subsequent reinvestment purchase as separate transactions. Consult a tax adviser before requesting a withdrawal or subsequent reinvestment purchase.


AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

The maximum commission which could be paid to dealers is 9% on the total contributions received during the first contract year and 5.25% on each contribution in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP


CONTRACTOWNERS have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS, PARTICIPANTS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult a tax adviser about the tax consequences of an assignment.


CONTRACTOWNER AND PARTICIPANT QUESTIONS


The obligations to purchasers under the contracts are those of Lincoln Life. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265) or www.LincolnLife.com.


ANNUITY PAYOUTS


As permitted by the PLAN, the PARTICIPANT, or the BENEFICIARY of a deceased PARTICIPANT, may elect to convert all or part of the PARTICIPANT'S account balance or the DEATH BENEFIT to any ANNUITY PAYOUT. The contract provides optional forms of ANNUITY PAYOUTS (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.



If the PARTICIPANT'S account balance or the BENEFICIARY'S DEATH BENEFIT is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the PARTICIPANT or BENEFICIARY the entire amount in a lump sum.



We may maintain variable ANNUITY PAYOUTS in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an ANNUITY PAYOUT OPTION. THE CONTRACT BENEFITS AND CHARGES FOR AN ANNUITY PAYOUT option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a PARTICIPANT'S variable

ANNUITY PAYOUT in a variable payout division, we will provide a Prospectus for the variable payout division before the ANNUITY COMMENCEMENT DATE.



ANNUITY PAYOUT OPTIONS


LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the CONTRACTOWNER on behalf of PARTICIPANTS in an unallocated contract or the PARTICIPANT in an allocated contract.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the CONTRACTOWNER or the PARTICIPANT, as applicable.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the ANNUITANTS die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, minus (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.


GENERAL INFORMATION


Under the options listed above, you may not make withdrawals. Other options may be made available by us. ANNUITY PAYOUT options are only available if consistent with the contract, the PLAN, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYOUTS, including options that do not have a life contingency and therefore no mortality risk.


Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT's death (or surviving ANNUITANT's death in the case of a joint life annuity) will be paid to the BENEFICIARY as payouts become due.

VARIABLE ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS will be determined using:

1. The ACCOUNT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the CONTRACT;

3. The annuity option selected; and


4. The investment performance of the fund(s) selected.


To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.


We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX MATTERS



INTRODUCTION



The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



QUALIFIED RETIREMENT PLANS



We designed the contracts for use in connection with certain types of retirement PLANS that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement PLAN are called "qualified contracts." We issue contracts for use with different types of qualified PLANS. The Federal income tax rules applicable to those PLANS are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified PLANS.



TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS



Currently, we issue contracts in connection with the following types of qualified PLANS:



    -  Individual Retirement Accounts and Annuities ("Traditional IRAs")



    -  Roth IRAs



    -  Simplified Employee Pensions ("SEPs")



    -  Savings Incentive Matched PLAN for Employees ("SIMPLE 401(k) PLANS")



    - Public school system and tax-exempt organization annuity PLANS ("403(b) PLANS")



    - Qualified corporate employee pension and profit-sharing PLANS ("401(a) PLANS") and qualified annuity PLANS ("403(a) PLANS")



    -  Self-employed individual PLANS ("H.R. 10 PLANS" or "Keogh PLANS")



    - Deferred compensation PLANS of state and local governments and tax-exempt organizations ("457 PLANS").



We may issue a contract for use with other types of qualified PLANS in the future.



We will amend contracts to be used with a qualified PLAN as generally necessary to conform to the tax law requirements for the type of PLAN. However, the rights of a person to any qualified PLAN benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified PLANS to the extent such terms and conditions contradict the contract, unless we consent.



TAXATION OF QUALIFIED ANNUITIES



This part of the discussion describes some of the Federal income tax rules applicable to qualified annuities. A qualified annuity is a contract issued in connection with a qualified retirement PLAN, such as an IRA or a section 403(b) PLAN, receiving special tax treatment under the tax code.



TAX TREATMENT OF PURCHASE PAYMENTS



Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified PLAN and the PLAN participant's specific circumstances, E.G., the participant's compensation.



TAX TREATMENT OF PAYMENTS



We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any portion of your contract value until you (or your beneficiaries) receive a distribution from your contract.



Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS



The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



    -  received on or after the ANNUITANT reaches age 59 1/2,



    - received on or after the ANNUITANT'S death or because of the annuitant's disability (as defined in the tax law),



    - received as a series of substantially equal periodic payments for the ANNUITANT'S life (or life expectancy), or



    -  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified PLANS. However, the specific requirements of the exception may vary.



REQUIRED MINIMUM DISTRIBUTIONS



Under most qualified PLANS, E.G., 403(b) PLANS and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA. Failure to comply with the minimum distribution rules applicable to certain qualified PLANS, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified PLAN.



The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax advisor regarding the tax ramifications.



DEATH BENEFITS



We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your BENEFICIARIES. If your spouse is your BENEFICIARY, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.



LOANS



Loans are allowed under certain types of qualified PLANS, but Federal income tax rules prohibit loans under other types of qualified PLANS. For example, Federal income tax rules permit loans under some section 403(b) PLANS, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or PLAN may not permit loans.



TRANSFERS AND DIRECT ROLLOVERS



In many circumstances, money may be moved between qualified contracts and qualified PLANS by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to be pay. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified PLAN or contract and another qualified PLAN or contract.



The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) PLANS, section 403(a) or (b) PLANS, HR 10 PLANS, and contracts used in connection with these types of PLANS. (The direct rollover rules do not apply to distributions from IRAs or section 457 PLANS). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified PLANS or contracts.



Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.



FEDERAL INCOME TAX WITHHOLDING



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax (such as withholding for eligible rollover distributions as previously discussed). At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.



TAX DEFERRAL ON EARNINGS



The Federal income tax law generally does not tax any portion of your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations. Your right to choose particular investments for a contract must also be limited.



INVESTMENTS IN THE VAA MUST BE DIVERSIFIED



For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



RESTRICTIONS ON INVESTMENT OPTIONS



Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



NONQUALIFED ANNUITY CONTRACTS



A nonqualified annuity is a contract not issued in connection with a qualified retirement PLAN receiving special tax treatment under the tax code, such as an IRA or 403(b) PLAN. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax advisor.



TAX STATUS OF LINCOLN LIFE



Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



CHANGES IN THE LAW



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



VOTING RIGHTS


As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of PARTICIPANTS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the PARTICIPANT has the right to cast will be determined by applying the PARTICIPANT'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will furnish PARTICIPANTS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares. See "Investments of the VAA -- Fund shares."


DISTRIBUTION OF THE
CONTRACTS

We are the distributor and principal underwriter of the contracts. They will be sold by our registered representatives who have been licensed by state insurance departments. The contracts will also be sold by independent broker-dealers who have been licensed by state insurance departments to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

With respect to a PARTICIPANT under an allocated group contract, within the free-look period after you first receive the certificate, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 9740 Portland, Maine 04104. A certificate canceled under this provision will be void. With respect to the fixed side of a contract, we will return contributions. With respect to the VAA, except as explained in the following paragraph, we will return the ACCOUNT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be assessed. A PARTICIPANT WHO ALLOCATES CONTRIBUTIONS TO THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the contribution(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits PARTICIPANTS in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, PARTICIPANTS in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc. Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION


A Registration Statement has been filed with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS


LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rountine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



LINCOLN LIFE has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of LINCOLN LIFE.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR VARIABLE
ANNUITY ACCOUNT Q

ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered

Calculation of Investment Results

Annuity payouts

ITEM
--------------------------------------------------
Determination of accumulation and annuity unit value

Advertising and sales literature

Financial statements

For a free copy of the SAI please see page one of this booklet.

 .........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account Q (Multi-Fund-Registered Trademark-Group).

                                 (Please Print)

Name: __________________________  Social Security No.: _________________________

Address: _______________________________________________________________________

City _______________________________  State _______________  Zip _______________


Mail to Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104]

LINCOLN LIFE
VARIABLE ANNUITY ACCOUNT Q (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated
May 1, 2001. You may obtain a copy of the VAA Prospectus on request and without charge. Please write Lincoln National Life Insurance Co., P.O. Box 9740, Portland, ME 04104 or call 1-800-341-0441.


TABLE OF CONTENTS

                                          PAGE
----------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                           B-2
----------------------------------------
SPECIAL TERMS                             B-2
----------------------------------------
SERVICES                                  B-2
----------------------------------------
PURCHASE OF SECURITIES BEING OFFERED      B-2
----------------------------------------
CALCULATION OF INVESTMENT RESULTS         B-2
----------------------------------------

                                          PAGE
----------------------------------------------
ANNUITY PAYOUTS                           B-6
----------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                        B-6
----------------------------------------
ADVERTISING AND SALES LITERATURE          B-7
----------------------------------------
FINANCIAL STATEMENTS                      B-9
----------------------------------------

THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 2001.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with DELAWARE MANAGEMENT CO., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the group VARIABLE ANNUITY CONTRACTS. We may not offer a contract continuously or in every state. LINCOLN LIFE retains no underwriting commissions from the sale of the group VARIABLE ANNUITY CONTRACTS.

PURCHASE OF SECURITIES BEING OFFERED

The VARIABLE ANNUITY CONTRACTS are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities broker/dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the CONTRACT and/or the SURRENDER CHARGES may be waived.


There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See The contracts.) No exchanges are permitted between the VAA and other separate accounts.


LINCOLN LIFE has contracted with some broker/dealers, and may contract with others, to sell the group VARIABLE ANNUITY CONTRACTS through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

CALCULATION OF INVESTMENT RESULTS

MONEY MARKET FUND SUBACCOUNTS:

At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week, is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


The 7-day Money Market yield reported is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2000); then dividing this figure by the account value at the beginning of the period; then annualizing. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities. The 7-day money market yield as of December 31, 2000 was 5.96% (standard) and 6.24% (breakpoint).


STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

P (1 + T)(n) = ERV
Where: P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question n = number of years
ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been charged to the CONTRACTOWNER accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.


STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000--STANDARD AND
BREAKPOINT MORTALITY AND RISK EXPENSE CHARGE:



                                                                                                      10-YEAR/
                                                       1-YEAR                  5-YEAR              SINCE INCEPTION
SUBACCOUNTS                        COMMENCED    STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
AFIS Growth                        05/22/00       -3.46%*     -3.31%*      N/A         N/A       N/A        N/A
AFIS International                 05/22/00      -16.47*     -16.34*       N/A         N/A       N/A        N/A
Aggressive Growth                  06/01/98       -9.44       -6.31       5.58%*      7.15%*     N/A        N/A
AMT Mid-Cap Growth                 05/03/99      -13.88      -10.91      18.26       20.84*      N/A        N/A
AMT Partners                       05/03/99       -6.28       -3.05      -6.47*      -4.44*      N/A        N/A
Aspen Worldwide Growth             05/03/99      -21.52      -18.81      10.45       12.86       N/A        N/A
AVP Growth                         05/22/00      -12.39*     -12.23*       N/A         N/A       N/A        N/A
AVP Technology                     05/22/00      -25.39*     -25.28        N/A         N/A       N/A        N/A
Bond                               06/01/98        3.19        6.75       1.51*       3.02       N/A        N/A
Capital Appreciation               06/01/98      -21.69      -18.99      12.97*      14.64       N/A        N/A
Capital Asset                      05/03/99       -9.41       -6.28       1.86*       4.07       N/A        N/A
DGPF Global Bond                   06/01/98       -6.14       -2.90      -2.25*      -0.80       N/A        N/A
DGPF Growth & Income               06/01/98        3.61        7.18       0.17*       1.63       N/A        N/A
DGPF Real Estate (REIT)            05/22/00       13.62*      13.82*       N/A         N/A       N/A        N/A
DGPF Trend                         06/01/98      -13.35      -10.36      21.13*      22.91*      N/A        N/A
Equity 500 Index                   05/03/99      -15.53      -12.62      -5.15*      -3.10*      N/A        N/A
Equity-Income                      06/01/98        2.94        6.50       3.87*       5.40*      N/A        N/A
Global Asset Allocation            06/01/98      -12.00       -8.96       0.34*       1.83*      N/A        N/A
Growth and Income                  06/01/98      -15.90      -13.00       2.63*       4.15*      N/A        N/A
International                      06/01/98       -6.83       -3.62       2.49*       4.00*      N/A        N/A
Managed                            06/01/98       -8.25       -5.08       1.10*       2.60*      N/A        N/A
Money Market                       06/01/98       -1.30        2.12       1.77*       3.32*      N/A        N/A
Social Awareness                   06/01/98      -14.69      -11.74       1.80*       3.30       N/A        N/A
Small Cap Index                    05/03/99      -10.53       -7.44       2.45*       4.70*      N/A        N/A
Special Opportunities              06/01/98        7.98       11.71      -0.15*       1.31       N/A        N/A
VIP II Contrafund                  05/03/99      -13.19      -10.19      -1.61*       0.52       N/A        N/A
VIP Growth                         05/03/99      -17.24      -14.38       0.75*       2.95       N/A        N/A
DGPF Small Cap Value               **               N/A         N/A        N/A         N/A       N/A        N/A
Health Sciences                    **               N/A         N/A        N/A         N/A       N/A        N/A
Utilities                          **               N/A         N/A        N/A         N/A       N/A        N/A



*The lifetime of the SUBACCOUNT is less than the complete time period indicated.


**The anticipated SUBACCOUNT commencement date is 05/22/01.


NON-STANDARD INVESTMENT RESULTS:


The VAA may report its results over various periods -- daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime -- and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and value of a Contract will fluctuate so that CONTRACTOWNER'S investment may be worth more or less than the original investment.


Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.


NON-STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000--STANDARD MORTALITY AND RISK EXPENSE CHARGE:



(Adjusted for Contract Expense Charges):



                                                                                                         SINCE       AS IF
 SUBACCOUNTS                                   YTD        1-YEAR     3-YEAR        5-YEAR     10-YEAR    INCEPTION   COMMENCED
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS Growth                                      3.43%      3.43%    29.19%        25.41%     20.97%      17.52%    2/8/84
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS International                             -22.84     -22.84     17.19         15.02      12.46       11.06     5/1/90
 ------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                               -3.66      -3.66      8.05         12.22        N/A       11.11     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Mid-Cap Growth                              -8.39      -8.39     24.40           N/A        N/A       23.95     11/3/97
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Partners                                    -0.30      -0.30      3.02         12.75        N/A       13.69     3/22/94
 ------------------------------------------------------------------------------------------------------------------------------
 Aspen Worldwide Growth                         -16.51     -16.51     20.16         21.79        N/A       21.05     9/13/93
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Growth                                     -18.59     -18.59     11.18         17.49        N/A       19.92     9/15/94
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Technology                                 -22.45     -22.45     29.63           N/A        N/A       20.22     1/11/96
 ------------------------------------------------------------------------------------------------------------------------------
 Bond                                             9.78       9.78      4.47          4.55       6.79        9.15     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                           -16.69     -16.69     17.89         19.00        N/A       17.41     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Asset                                   -3.62      -3.62       N/A           N/A        N/A       27.08     10/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Global Bond                                -0.15      -0.15      0.57           N/A        N/A        2.62     5/1/96
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Growth & Income                            10.22      10.22      5.29         12.65      13.68       10.61     7/28/88
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Real Estate                                30.01      30.01       N/A           N/A        N/A        4.80     5/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Trend                                      -7.81      -7.81     21.35         18.76        N/A       18.44     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 Equity 500 Index                               -10.14     -10.14     10.95           N/A        N/A       10.63     10/1/97
 ------------------------------------------------------------------------------------------------------------------------------
 Equity-Income                                    9.51       9.51      8.75         14.73        N/A       15.41     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Global Asset Allocation                         -6.38      -6.38      5.06          9.40      10.39        8.94     8/3/87
 ------------------------------------------------------------------------------------------------------------------------------
 Growth and Income                              -10.54     -10.54      7.44         13.73      14.37       13.94     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 International                                   -0.89      -0.89      9.29          8.31        N/A        7.65     5/1/91
 ------------------------------------------------------------------------------------------------------------------------------
 Managed                                         -2.39      -2.39      5.12          9.27      10.24       10.09     4/27/83
 ------------------------------------------------------------------------------------------------------------------------------
 Money Market                                     5.00       5.00      4.22          4.14       3.69        5.45     1/7/82
 ------------------------------------------------------------------------------------------------------------------------------
 Small Cap Index                                 -4.82      -4.82      3.12           N/A        N/A        4.13     8/25/97
 ------------------------------------------------------------------------------------------------------------------------------
 Social Awareness                                -9.24      -9.24      7.18         16.47      16.84       15.33     5/2/88
 ------------------------------------------------------------------------------------------------------------------------------
 Special Opportunties                            14.88      14.88      4.73         11.02      14.34       12.55     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 VIP II Contrafund                               -7.65      -7.65     13.01         16.31        N/A       19.73     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------
 VIP Growth                                     -11.95     -11.95     17.69         17.69      18.57       15.00     10/9/86
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Small Cap Value                            16.90      16.90      1.15         10.49        N/A       10.79     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 Health Sciences                                 37.47      37.47       N/A           N/A        N/A       14.05     4/6/98
 ------------------------------------------------------------------------------------------------------------------------------
 Utilities                                        6.00       6.00     17.06         19.67        N/A       21.77     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------

NON-STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 2000--BREAKPOINT MORTALITY AND RISK EXPENSE CHARGE:



                                                                                                         SINCE       AS IF
 SUBACCOUNTS                                   YTD        1-YEAR     3-YEAR        5-YEAR     10-YEAR    INCEPTION   COMMENCED
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS Growth                                      3.69%      3.69%    29.52%        25.73%     21.27%      17.82%    2/8/84
 ------------------------------------------------------------------------------------------------------------------------------
 AFIS International                             -22.64     -22.64     17.49         15.31      12.74       11.34     5/1/90
 ------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                               -3.42      -3.42      8.33         12.51        N/A       11.39     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Mid-Cap Growth                              -8.15      -8.15     24.73           N/A        N/A       29.68     11/3/97
 ------------------------------------------------------------------------------------------------------------------------------
 AMT Partners                                    -0.05      -0.05      3.28         13.04        N/A       13.98     3/22/94
 ------------------------------------------------------------------------------------------------------------------------------
 Aspen Worldwide Growth                         -16.30     -16.30     20.47         22.11        N/A       21.36     9/13/93
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Growth                                     -18.36     -18.36     11.47         17.80        N/A       20.23     9/15/94
 ------------------------------------------------------------------------------------------------------------------------------
 AVP Technology                                 -22.26     -22.26     29.95           N/A        N/A       20.53     1/11/96
 ------------------------------------------------------------------------------------------------------------------------------
 Bond                                            10.06      10.06      4.74          4.82       7.07        9.42     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                           -16.48     -16.48     18.19         19.30        N/A       17.70     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Capital Asset                                   -3.38      -3.38       N/A           N/A        N/A       27.40     10/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Global Bond                                 0.10       0.10      0.83           N/A        N/A        2.88     5/1/96
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Growth & Income                            10.50      10.50      5.54         12.93      13.97       10.89     7/28/88
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Trend                                      -7.58      -7.58     21.66         19.06        N/A       18.74     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Real Estate (REIT)                         30.36      30.36       N/A           N/A        N/A        5.07     5/1/98
 ------------------------------------------------------------------------------------------------------------------------------
 Equity-Income                                    9.79       9.79      9.02         15.02        N/A       15.70     2/3/94
 ------------------------------------------------------------------------------------------------------------------------------
 Global Asset Allocation                         -6.14      -6.14      5.33          9.68      10.67        9.21     8/3/87
 ------------------------------------------------------------------------------------------------------------------------------
 Growth and Income                              -10.31     -10.31      7.72         14.01      14.66       14.23     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 Equity 500 Index                                -9.91      -9.91     11.23           N/A        N/A       10.91     10/1/97
 ------------------------------------------------------------------------------------------------------------------------------
 Small Cap Index                                 -4.58      -4.58      3.39           N/A        N/A        4.40     8/25/97
 ------------------------------------------------------------------------------------------------------------------------------
 International                                   -0.64      -0.64      9.56          8.58        N/A        7.92     5/1/91
 ------------------------------------------------------------------------------------------------------------------------------
 Managed                                         -2.15      -2.15      5.39          9.55      10.52       10.37     4/27/83
 ------------------------------------------------------------------------------------------------------------------------------
 Money Market                                     5.28       5.28      4.52          4.43       3.96        5.72     1/7/82
 ------------------------------------------------------------------------------------------------------------------------------
 Social Awareness                                -9.01      -9.01      7.45         16.77      17.14       15.62     5/2/88
 ------------------------------------------------------------------------------------------------------------------------------
 Special Opportunties                            15.17      15.17      4.99         11.30      14.62       12.84     12/28/81
 ------------------------------------------------------------------------------------------------------------------------------
 VIP II Contrafund                               -7.41      -7.41     13.30         16.60        N/A       20.03     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------
 VIP Growth                                     -11.73     -11.73     17.99         17.99      18.87       15.29     10/9/86
 ------------------------------------------------------------------------------------------------------------------------------
 DGPF Small Cap Value                            17.20      17.20      1.40         10.77        N/A       11.07     12/27/93
 ------------------------------------------------------------------------------------------------------------------------------
 Health Sciences                                 37.82      37.82       N/A           N/A        N/A       14.34     4/6/98
 ------------------------------------------------------------------------------------------------------------------------------
 Utilities                                        6.27       6.27     17.36         19.98        N/A       22.08     1/3/95
 ------------------------------------------------------------------------------------------------------------------------------

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the value of the CONTRACT on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the CONTRACT; (3) the type of ANNUITY OPTION selected; and (4) the investment performance of the eligible FUND(S) selected. In order to determine the amount of VARIABLE ANNUITY PAYOUTS, LINCOLN LIFE MAKES THE FOLLOWING CALCULATION:
FIRST, IT DETERMINES THE DOLLAR AMOUNT OF THE FIRST PAYOUT; SECOND, IT CREDITS THE ANNUITANT with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.

The dollar amount of the first variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the CONTRACTvalued as of the ANNUITY COMMENCEMENT date (less any premium taxes) to the annuity tables contained in the contract. The first variable ANNUITY PAYOUT will be paid 14 days after the annuity commencement date. This date will become the date on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 "a" Individual Annuity Mortality Tables, with an assumed investment return at the rate of 5% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the CONTRACT tables by the number of thousands of dollars of CONTRACT value under the contract. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 5% interest rate stated above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, ANNUITY PAYOUTS will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in CONTRACTS that are not associated with employer sponsored plans where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the ANNUITANT is credited with ANNUITY UNITSfor each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying eligible FUNDS. The amount of the second and subsequent ANNUITY PAYOUTS is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the VALUATION DATE ending 14 days before the date that payment is due.

The value of each SUBACCOUNT ANNUITY UNIT was arbitrarily established. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined as follows:


1. The total value of FUND shares held in the SUBACCOUNT is calculated by multiplying the number of shares by the net asset value at end of valuation period plus any dividend or other distribution.


2. The liabilities of the SUBACCOUNT, including daily charges and taxes, are subtracted.

3. The result is divided by the number of annuity units in the subaccount at beginning of valuation period, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days before the payout date in order to permit calculation of amounts of ANNUITY PAYOUTS and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

LINCOLN LIFE may require proof of age, sex or survival of any payee upon whose age, sex or survival PAYOUTS depend.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE

A description of the days on which ACCUMULATION and ANNUITY UNITS will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.


Since the portfolios of some of the FUNDS will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those FUNDS and of the VARIABLE ACCOUNT could therefore be significantly affected) on days when the investor has no access to those FUNDS.

ADVERTISING AND SALES LITERATURE


ADVERTISEMENTS/SALES LITERATURE


In marketing the contracts, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds with other portfolios having similar objectives. A few such services are:
Fitch, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the funds, and their investment management. LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:


A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.


FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinate local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

STANDARD & POOR'S CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to VARIABLE ANNUITY CONTRACT features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

STANDARD & POOR'S INDEX (S&P 400) -- Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

SALOMON BROTHERS 90-DAY TREASURY BILL INDEX -- Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX -- A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy,

Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

RUSSELL 1000 INDEX -- Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

RUSSELL 2000 INDEX -- Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX -- Composed of all bonds that are investment grade (rates Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX -- Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX -- This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX -- A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

In its advertisements and other sales literature for the VAA and the eligible FUNDS, LINCOLN LIFE intends to illustrate the advantages of the CONTRACTS in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the VARIABLE ANNUITY CONTRACT. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the VARIABLE ACCOUNT over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.


ANNUITY PAYOUT ILLUSTRATIONS -- These will provide an initial benefit payment based in part on the ANNUITANT, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a SUBACCOUNT of the VAA.


INTERNET -- An electronic communications network which may be used to provide information regarding LINCOLN LIFE performance of the SUBACCOUNTS and advertisement literature.


DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those SUBACCOUNTS.



LINCOLN FINANCIAL GROUP is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the funds and series may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 15,000 organizations and had more than 1.5 million annuity clients.


LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at December 31, 2000, LINCOLN LIFE had statutory-basis admitted assets of over $76 billion.


Sales literature may reference the Multi-Fund "Solutions" newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi-Fund annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified contracts purchased with after tax contributions, and qualified contracts purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          CONVENTIONAL    NONQUALIFIED     TAX DEFERRED
            SAVINGS     ANNUITY CONTRACTS    ANNUITY
                        WITH TAX DEFERRED   RETIREMENT
                             GROWTH          PROGRAM
10 YEARS       $16,049            $18,013       $25,017
15 YEARS       $28,143            $33,761       $46,890
20 YEARS       $44,145            $56,900       $79,028
10 YEARS                          $16,193       $17,012
15 YEARS                          $29,340       $33,761
20 YEARS                          $47,688       $56,900

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified contracts. In this example, it has been invested by the contributors to the qualified contracts. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including CDSC). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to withdrawals before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified contracts contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less.)

TAX BENEFITS TODAY

When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your take-home pay.

Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                           TRADITIONAL    SAVINGS OF
                           SAVINGS PLAN   PRE-TAX DOLLARS
---------------------------------------------------------
Your income                  $50,000          $50,000
Tax-deferred savings             -0-            2,400
Taxable income                50,000           47,600
*Estimated federal income
  taxes                       10,481            9,809
Income after taxes            39,519           37,791
After-tax savings              2,400              -0-
Remaining income after
  savings and taxes           37,119           37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.


OTHER INFORMATION



Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the variable life accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will be monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.


FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 2000

                                                          AFIS          AFIS           AVPSF       AVPSF
                                                          GROWTH        INTERNATIONAL  TECHNOLOGY  GROWTH
                                                          CLASS 2       CLASS 2        CLASS B     CLASS B
                                         COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $    62,939,706  $         --  $         --   $      --   $         --
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                         17,291,518     2,720,818       741,121     105,169         21,694
---------------------------------------  ---------------  ------------  ------------   ----------  ------------
---------------------------------------
TOTAL ASSETS                                  80,231,224     2,720,818       741,121     105,169         21,694
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 5,101           176            50           8              2
---------------------------------------  ---------------  ------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $    80,226,123  $  2,720,642  $    741,071   $ 105,161   $     21,692
                                         ===============  ============  ============   ==========  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                          100.00%         3.39%         0.92%       0.13%          0.03%
                                         ===============  ============  ============   ==========  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period                                35,116        10,348       7,781          1,477
  - Unit value                                            $      9.560  $      8.085   $   7.372   $      8.658
                                                          ------------  ------------   ----------  ------------
  - Value in accumulation period                               335,702        83,665      57,370         12,787
                                                          ------------  ------------   ----------  ------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period                               249,082        81,176       6,473          1,027
  - Unit value                                            $      9.575  $      8.098   $   7.383   $      8.673
                                                          ------------  ------------   ----------  ------------
  - Value in accumulation period                             2,384,940       657,406      47,791          8,905
                                                          ------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                                                $  2,720,642  $    741,071   $ 105,161   $     21,692
                                                          ============  ============   ==========  ============
---------------------------------------

                                         JANUS ASPEN   LN                          LN               LN
                                         WORLDWIDE     AGGRESSIVE    LN            CAPITAL          EQUITY-
                                         GROWTH        GROWTH        BOND          APPRECIATION     INCOME
                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $        --   $  2,402,177  $  2,783,481  $    11,710,600  $  2,509,175
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                      4,419,959             --            --               --            --
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
TOTAL ASSETS                               4,419,959      2,402,177     2,783,481       11,710,600     2,509,175
 - Liability - Payable to The Lincoln
   National Life Insurance Company               283            157           173              753           157
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
NET ASSETS                               $ 4,419,676   $  2,402,020  $  2,783,308  $    11,709,847  $  2,509,018
                                         ============  ============  ============  ===============  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                        5.51%          2.99%         3.47%           14.60%         3.13%
                                         ============  ============  ============  ===============  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period              43,067        121,424        15,112          271,557        16,930
  - Unit value                           $    12.569   $      2.128  $      5.281  $         3.088  $      2.764
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period             541,304        258,441        79,809          838,468        46,802
                                         ------------  ------------  ------------  ---------------  ------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period             307,184      1,000,554       508,449        3,498,358       884,976
  - Unit value                           $    12.626   $      2.142  $      5.317  $         3.108  $      2.782
                                         ------------  ------------  ------------  ---------------  ------------
  - Value in accumulation period           3,878,372      2,143,579     2,703,499       10,871,379     2,462,216
---------------------------------------  ------------  ------------  ------------  ---------------  ------------
---------------------------------------
NET ASSETS                               $ 4,419,676   $  2,402,020  $  2,783,308  $    11,709,847  $  2,509,018
                                         ============  ============  ============  ===============  ============
---------------------------------------

See accompanying notes.

                                                        DEUTSCHE         DEUTSCHE                          DGPF
                                         BARON          EQUITY 500       SMALL CAP        DGPF             GROWTH
                                         CAPITAL ASSET  INDEX            INDEX            TREND            AND INCOME
                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $       --     $            --  $           --   $     4,072,283  $      539,294
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                        98,785           5,129,657         108,013                --              --
---------------------------------------  -------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                 98,785           5,129,657         108,013         4,072,283         539,294
 - Liability - Payable to The Lincoln
   National Life Insurance Company                7                 323               7               268              34
---------------------------------------  -------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $   98,778     $     5,129,334  $      108,006   $     4,072,015  $      539,260
                                         =============  ===============  ===============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                       0.12%               6.39%           0.13%             5.08%           0.67%
                                         =============  ===============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period              3,059              24,389           1,554           190,139           9,625
  - Unit value                           $   11.052     $         9.884  $       11.107   $         2.129  $        1.706
                                         -------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period             33,814             241,055          17,255           404,783          16,416
                                         -------------  ---------------  ---------------  ---------------  ---------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period              5,852             492,501           8,132         1,711,561         304,690
  - Unit value                           $   11.100     $         9.925  $       11.158   $         2.143  $        1.716
                                         -------------  ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period             64,964           4,888,279          90,751         3,667,232         522,844
                                         -------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $   98,778     $     5,129,334  $      108,006   $     4,072,015  $      539,260
                                         =============  ===============  ===============  ===============  ===============
---------------------------------------

                                         DGPF                              FIDELITY VIP     FIDELITY VIP II
                                         GLOBAL           DGPF             GROWTH           CONTRAFUND
                                         BOND             REIT             SERVICE CLASS    SERVICE CLASS
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $      18,035    $      62,988    $           --   $            --
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                               --               --         2,670,039           720,044
---------------------------------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                    18,035           62,988         2,670,039           720,044
 - Liability - Payable to The Lincoln
   National Life Insurance Company                   1                4               170                48
---------------------------------------  ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $      18,034    $      62,984    $    2,669,869   $       719,996
                                         ===============  ===============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                          0.02%            0.08%             3.33%             0.90%
                                         ===============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period                 6,589            2,311            19,629            16,497
  - Unit value                           $       1.128    $      11.662    $       10.900   $        10.465
                                         ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period                 7,433           26,948           213,952           172,637
                                         ---------------  ---------------  ---------------  ---------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period                 9,332            3,084           224,319            52,088
  - Unit value                           $       1.136    $      11.683    $       10.948   $        10.508
                                         ---------------  ---------------  ---------------  ---------------
  - Value in accumulation period                10,601           36,036         2,455,917           547,359
                                         ---------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $      18,034    $      62,984    $    2,669,869   $       719,996
                                         ===============  ===============  ===============  ===============
---------------------------------------

                                         LN            LN                                            LN            LN
                                         GLOBAL ASSET  GROWTH AND       LN             LN            MONEY         SOCIAL
                                         ALLOCATION    INCOME           INTERNATIONAL  MANAGED       MARKET        AWARENESS
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $   638,086   $    19,101,248  $  1,795,403   $  2,664,470  $  4,234,736  $     9,401,768
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                             --                --            --             --            --               --
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
TOTAL ASSETS                                 638,086        19,101,248     1,795,403      2,664,470     4,234,736        9,401,768
 - Liability - Payable to The Lincoln
   National Life Insurance Company                40             1,201           117            166           264              591
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
NET ASSETS                               $   638,046   $    19,100,047  $  1,795,286   $  2,664,304  $  4,234,472  $     9,401,177
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                        0.80%            23.81%         2.24%          3.32%         5.28%           11.72%
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period               5,212            31,362         8,460          5,849       223,629           31,481
  - Unit value                           $     3.154   $        11.970  $      2.039   $      5.476  $      2.738  $         6.094
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period              16,436           375,393        17,251         32,033       612,349          191,851
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period             195,800         1,554,047       866,440        477,531     1,312,894        1,501,539
  - Unit value                           $     3.175   $        12.049  $      2.052   $      5.512  $      2.759  $         6.133
                                         ------------  ---------------  ------------   ------------  ------------  ---------------
  - Value in accumulation period             621,610        18,724,654     1,778,035      2,632,271     3,622,123        9,209,326
---------------------------------------  ------------  ---------------  ------------   ------------  ------------  ---------------
---------------------------------------
NET ASSETS                               $   638,046   $    19,100,047  $  1,795,286   $  2,664,304  $  4,234,472  $     9,401,177
                                         ============  ===============  ============   ============  ============  ===============
---------------------------------------

                                         LN                         NB AMT
                                         SPECIAL        NB AMT      MID-CAP
                                         OPPORTUNITIES  PARTNERS    GROWTH
                                         SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $66,021,022)                    $  1,005,962   $     --    $         --
 - Investments at Market - Unaffiliated
   (Cost $19,394,836)                              --     64,571         491,648
---------------------------------------  ------------   ----------  ------------
---------------------------------------
TOTAL ASSETS                                1,005,962     64,571         491,648
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 62          4              35
---------------------------------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $  1,005,900   $ 64,567    $    491,613
                                         ============   ==========  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                         1.25%      0.08%           0.61%
                                         ============   ==========  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multi-Fund-Registered Trademark- GVA
   with assets greater than or equal to
   $5,000,000:
  - Units in accumulation period                1,483      2,597          15,948
  - Unit value                           $      9.476   $  9.763    $     14.026
                                         ------------   ----------  ------------
  - Value in accumulation period               14,049     25,354         223,683
                                         ------------   ----------  ------------
Multi-Fund-Registered Trademark- GVA
   with assets less than $5,000,000:
  - Units in accumulation period              104,011      3,998          19,017
  - Unit value                           $      9.536   $  9.805    $     14.089
                                         ------------   ----------  ------------
  - Value in accumulation period              991,851     39,213         267,930
---------------------------------------  ------------   ----------  ------------
---------------------------------------
NET ASSETS                               $  1,005,900   $ 64,567    $    491,613
                                         ============   ==========  ============
---------------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                              AFIS        AFIS           AVPSF       AVPSF
                                              GROWTH      INTERNATIONAL  TECHNOLOGY  GROWTH
                                              CLASS 2     CLASS 2        CLASS B     CLASS B
                                COMBINED      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $    933,280  $      --   $        136   $      --   $       1
 - Dividends from net realized
   gains on investments            4,408,391         --             --         932         236
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000          (551,910)    (5,467)        (1,978)       (201)        (29)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                    (24,754)      (560)          (209)        (87)        (17)
                                ------------  ---------   ------------   ---------   ---------
NET INVESTMENT INCOME (LOSS)       4,765,007     (6,027)        (2,051)        644         191
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                        52,077         39        (87,357)       (369)         --
 - Net change in unrealized
   appreciation or
   depreciation on investments   (12,761,019)  (220,283)       (48,921)    (34,208)     (2,083)
------------------------------  ------------  ---------   ------------   ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    (12,708,942)  (220,244)      (136,278)    (34,577)     (2,083)
------------------------------  ------------  ---------   ------------   ---------   ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $ (7,943,935) $(226,271)  $   (138,329)  $ (33,933)  $  (1,892)
------------------------------  ============  =========   ============   =========   =========

                                JANUS ASPEN  LN                      LN            LN
                                WORLDWIDE    AGGRESSIVE  LN          CAPITAL       EQUITY-
                                GROWTH       GROWTH      BOND        APPRECIATION  INCOME
                                SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $    86,863  $      --   $ 143,493   $        --   $     17,132
 - Dividends from net realized
   gains on investments             281,073     91,127          --       564,419        616,727
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000          (28,202)   (13,265)    (19,619)      (90,717)       (17,851)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                    (2,927)      (824)       (298)       (5,436)          (181)
                                -----------  ---------   ---------   -----------   ------------
NET INVESTMENT INCOME (LOSS)        336,807     77,038     123,576       468,266        615,827
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                      (51,522)    40,007     (96,304)      243,068       (115,771)
 - Net change in unrealized
   appreciation or
   depreciation on investments   (1,237,921)  (370,891)    225,522    (3,071,872)      (350,453)
------------------------------  -----------  ---------   ---------   -----------   ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    (1,289,443)  (330,884)    129,218    (2,828,804)      (466,224)
------------------------------  -----------  ---------   ---------   -----------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $  (952,636) $(253,846)  $ 252,794   $(2,360,538)  $    149,603
------------------------------  ===========  =========   =========   ===========   ============

See accompanying notes.

                                               DEUTSCHE    DEUTSCHE                DGPF        DGPF
                                BARON          EQUITY 500  SMALL CAP   DGPF        GROWTH      GLOBAL      DGPF
                                CAPITAL ASSET  INDEX       INDEX       TREND       AND INCOME  BOND        REIT
                                SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                         $      --    $   2,967   $      --   $      --   $   8,373   $     119   $      --
 - Dividends from net realized
   gains on investments                 201           --         559     173,378      38,154          --          --
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000             (396)     (29,174)       (469)    (25,908)     (3,397)        (78)        (58)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                      (208)      (1,519)       (119)     (2,320)        (90)        (48)        (37)
                                  ---------    ---------   ---------   ---------   ---------   ---------   ---------
NET INVESTMENT INCOME (LOSS)           (403)     (27,726)        (29)    145,150      43,040          (7)        (95)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                          425        4,818      (2,739)     93,543     (20,306)     (1,230)        135
 - Net change in unrealized
   appreciation or
   depreciation on investments       (1,693)    (369,420)     (4,502)   (849,934)     22,881       1,195       4,216
------------------------------    ---------    ---------   ---------   ---------   ---------   ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS        (1,268)    (364,602)     (7,241)   (756,391)      2,575         (35)      4,351
------------------------------    ---------    ---------   ---------   ---------   ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $  (1,671)   $(392,328)  $  (7,270)  $(611,241)  $  45,615   $     (42)  $   4,256
------------------------------    =========    =========   =========   =========   =========   =========   =========

                                FIDELITY VIP   FIDELITY VIP II
                                GROWTH         CONTRAFUND
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $      1,375   $          612
 - Dividends from net realized
   gains on investments              164,160           22,228
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000           (16,355)          (3,380)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                     (1,550)            (884)
                                ------------   --------------
NET INVESTMENT INCOME (LOSS)         147,630           18,576
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       (13,891)          (4,010)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (495,360)         (58,771)
------------------------------  ------------   --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       (509,251)         (62,781)
------------------------------  ------------   --------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (361,621)  $      (44,205)
------------------------------  ============   ==============

                                LN            LN                                      LN           LN           LN
                                GLOBAL ASSET  GROWTH AND   LN             LN          MONEY        SOCIAL       SPECIAL
                                ALLOCATION    INCOME       INTERNATIONAL  MANAGED     MARKET       AWARENESS    OPPORTUNITIES
                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $        --   $   212,958  $     38,200   $  98,101   $  236,392   $    67,510  $     18,860
 - Dividends from net realized
   gains on investments              43,753     1,300,651        51,730     153,413           --       728,305       173,321
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000           (4,667)     (148,136)      (16,023)    (21,156)     (27,903)      (69,335)       (6,875)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                       (63)       (2,595)          (76)       (206)      (2,337)         (848)          (75)
                                -----------   -----------  ------------   ---------   -----------  -----------  ------------
NET INVESTMENT INCOME (LOSS)         39,023     1,362,878        73,831     230,152      206,152       725,632       185,231
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                        2,103       196,692      (180,540)     (6,353)          --       110,858       (49,550)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (81,293)   (3,690,743)       23,226    (306,602)          --    (1,761,925)      (13,317)
------------------------------  -----------   -----------  ------------   ---------   -----------  -----------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       (79,190)   (3,494,051)     (157,314)   (312,955)          --    (1,651,067)      (62,867)
------------------------------  -----------   -----------  ------------   ---------   -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (40,167)  $(2,131,173) $    (83,483)  $ (82,803)  $  206,152   $  (925,435) $    122,364
------------------------------  ===========   ===========  ============   =========   ===========  ===========  ============

                                            NB AMT
                                NB AMT      MID-CAP
                                PARTNERS    GROWTH
                                SUBACCOUNT  SUBACCOUNT
------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $     188   $      --
 - Dividends from net realized
   gains on investments             3,987          37
 - Mortality and expense
   guarantees:
    Multi-Fund-Registered
       Trademark- GVA with
       assets greater than or
       equal to $5,000,000           (158)     (1,113)
    Multi-Fund-Registered
       Trademark- GVA with
       assets less than
       $5,000,000                    (189)     (1,051)
                                ---------   ---------
NET INVESTMENT INCOME (LOSS)        3,828      (2,127)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       (188)     (9,481)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (3,164)    (64,703)
------------------------------  ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS      (3,352)    (74,184)
------------------------------  ---------   ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     476   $ (76,311)
------------------------------  =========   =========

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                              AFIS
                                              GROWTH
                                              CLASS 2
                                COMBINED      SUBACCOUNT
--------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $ 24,463,173  $       --
Changes From Operations:
  - Net investment income
   (loss)                          2,177,710          --
  - Net realized gain (loss)
   on investments                    427,978          --
  - Net change in unrealized
   appreciation or
   depreciation on investments     5,322,882          --
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      7,928,570          --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            45,161,865          --
  - Terminated contracts         (14,490,339)         --
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   30,671,526          --
                                ------------  ----------
------------------------------
TOTAL INCREASE IN NET ASSETS      38,600,096          --
------------------------------  ------------  ----------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           63,063,269          --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                          4,765,007      (6,027)
  - Net realized gain (loss)
   on investments                     52,077          39
  - Net change in unrealized
   appreciation or
   depreciation on investments   (12,761,019)   (220,283)
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     (7,943,935)   (226,271)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases            56,796,672   3,050,240
  - Terminated contracts         (31,689,883)   (103,327)
------------------------------  ------------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   25,106,789   2,946,913
------------------------------  ------------  ----------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     17,162,854   2,720,642
------------------------------  ------------  ----------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $ 80,226,123  $2,720,642
                                ============  ==========
------------------------------

See accompanying notes.

                                AFIS           AVPSF       AVPSF                      DEUTSCHE    DEUTSCHE                DGPF
                                INTERNATIONAL  TECHNOLOGY  GROWTH      BARON          EQUITY 500  SMALL CAP   DGPF        GROWTH
                                CLASS 2        CLASS B     CLASS B     CAPITAL ASSET  INDEX       INDEX       TREND       AND INCOME
                                SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $         --   $      --   $      --   $         --   $       --  $      --   $  862,696  $ 322,524
Changes From Operations:
  - Net investment income
   (loss)                                 --          --          --             16        6,968        205      (10,831)    37,228
  - Net realized gain (loss)
   on investments                         --          --          --             (2)          25         --      190,173    (10,345)
  - Net change in unrealized
   appreciation or
   depreciation on investments            --          --          --          1,613       76,941        668      719,320    (56,345)
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             --          --          --          1,627       83,934        873      898,662    (29,462)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                    --          --          --          9,252      953,412      5,278    1,176,995    359,323
  - Terminated contracts                  --          --          --            (50)         (35)        --     (740,683)  (160,546)
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                           --          --          --          9,202      953,377      5,278      436,312    198,777
                                ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
TOTAL INCREASE IN NET ASSETS              --          --          --         10,829    1,037,311      6,151    1,334,974    169,315
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                   --          --          --         10,829    1,037,311      6,151    2,197,670    491,839
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             (2,051)        644         191           (403)     (27,726)       (29)     145,150     43,040
  - Net realized gain (loss)
   on investments                    (87,357)       (369)         --            425        4,818     (2,739)      93,543    (20,306)
  - Net change in unrealized
   appreciation or
   depreciation on investments       (48,921)    (34,208)     (2,083)        (1,693)    (369,420)    (4,502)    (849,934)    22,881
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       (138,329)    (33,933)     (1,892)        (1,671)    (392,328)    (7,270)    (611,241)    45,615
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             4,270,927     164,087      23,911        116,724    4,918,154    143,936    3,080,578    110,476
  - Terminated contracts          (3,391,527)    (24,993)       (327)       (27,104)    (433,803)   (34,811)    (594,992)  (108,670)
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      879,400     139,094      23,584         89,620    4,484,351    109,125    2,485,586      1,806
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        741,071     105,161      21,692         87,949    4,092,023    101,855    1,874,345     47,421
------------------------------  ------------   ---------   ---------   ------------   ----------  ---------   ----------  ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    741,071   $ 105,161   $  21,692   $     98,778   $5,129,334  $ 108,006   $4,072,015  $ 539,260
                                ============   =========   =========   ============   ==========  =========   ==========  =========
------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                DGPF
                                GLOBAL      DGPF
                                BOND        REIT
                                SUBACCOUNT  SUBACCOUNT
------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $  13,983   $      --
Changes From Operations:
  - Net investment income
   (loss)                             760          --
  - Net realized gain (loss)
   on investments                     (35)         --
  - Net change in unrealized
   appreciation or
   depreciation on investments     (1,455)         --
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (730)         --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              5,193          --
  - Terminated contracts             (665)         --
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     4,528          --
                                ---------   ---------
------------------------------
TOTAL INCREASE IN NET ASSETS        3,798          --
------------------------------  ---------   ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            17,781          --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              (7)        (95)
  - Net realized gain (loss)
   on investments                  (1,230)        135
  - Net change in unrealized
   appreciation or
   depreciation on investments      1,195       4,216
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (42)      4,256
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             14,002      86,822
  - Terminated contracts          (13,707)    (28,094)
------------------------------  ---------   ---------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       295      58,728
------------------------------  ---------   ---------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         253      62,984
------------------------------  ---------   ---------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  18,034   $  62,984
                                =========   =========
------------------------------

See accompanying notes.

                                FIDELITY VIP   FIDELITY VIP II  JANUS ASPEN      LN                                LN
                                GROWTH         CONTRAFUND       WORLDWIDE        AGGRESSIVE       LN               CAPITAL
                                SERVICE CLASS  SERVICE CLASS    GROWTH           GROWTH           BOND             APPRECIATION
                                SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $         --   $           --   $            --  $     871,259    $     1,424,049  $   1,433,053
Changes From Operations:
  - Net investment income
   (loss)                               (647)            (125)           (1,222)        (6,670)           195,715        (11,954)
  - Net realized gain (loss)
   on investments                        152              (41)               44         69,998            (14,104)        86,375
  - Net change in unrealized
   appreciation or
   depreciation on investments        82,311           10,196           262,053        263,590           (292,291)     2,211,366
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         81,816           10,030           260,875        326,918           (110,680)     2,285,787
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               899,142           67,149         1,203,585        424,289          2,442,789      7,123,360
  - Terminated contracts                  --             (375)               --       (582,033)          (545,663)      (794,854)
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      899,142           66,774         1,203,585       (157,744)         1,897,126      6,328,506
                                ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
TOTAL INCREASE IN NET ASSETS         980,958           76,804         1,464,460        169,174          1,786,446      8,614,293
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              980,958           76,804         1,464,460      1,040,433          3,210,495     10,047,346
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            147,630           18,576           336,807         77,038            123,576        468,266
  - Net realized gain (loss)
   on investments                    (13,891)          (4,010)          (51,522)        40,007            (96,304)       243,068
  - Net change in unrealized
   appreciation or
   depreciation on investments      (495,360)         (58,771)       (1,237,921)      (370,891)           225,522     (3,071,872)
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       (361,621)         (44,205)         (952,636)      (253,846)           252,794     (2,360,538)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             2,412,980          943,793         5,498,577      2,004,667            831,478      6,398,797
  - Terminated contracts            (362,448)        (256,396)       (1,590,725)      (389,234)        (1,511,459)    (2,375,758)
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    2,050,532          687,397         3,907,852      1,615,433           (679,981)     4,023,039
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      1,688,911          643,192         2,955,216      1,361,587           (427,187)     1,662,501
------------------------------  ------------   --------------   ---------------  -------------    ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,669,869   $      719,996   $     4,419,676  $   2,402,020    $     2,783,308  $  11,709,847
                                ============   ==============   ===============  =============    ===============  =============
------------------------------

                                               LN
                                LN             GLOBAL ASSET
                                EQUITY-INCOME  ALLOCATION
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999   $  1,867,694   $       431,018
Changes From Operations:
  - Net investment income
   (loss)                            158,512            21,617
  - Net realized gain (loss)
   on investments                    (11,195)            6,732
  - Net change in unrealized
   appreciation or
   depreciation on investments       (34,887)           32,080
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        112,430            60,429
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             3,411,792           304,656
  - Terminated contracts          (1,853,630)         (151,912)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    1,558,162           152,744
                                -------------  ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS       1,670,592           213,173
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            3,538,286           644,191
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            615,827            39,023
  - Net realized gain (loss)
   on investments                   (115,771)            2,103
  - Net change in unrealized
   appreciation or
   depreciation on investments      (350,453)          (81,293)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        149,603           (40,167)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               857,447           170,519
  - Terminated contracts          (2,036,318)         (136,497)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   (1,178,871)           34,022
------------------------------  -------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     (1,029,268)           (6,145)
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,509,018   $       638,046
                                =============  ===============
------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                LN
                                GROWTH AND       LN
                                INCOME           INTERNATIONAL
                                SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $     6,912,501  $     1,218,895
Changes From Operations:
  - Net investment income
   (loss)                               563,326          578,751
  - Net realized gain (loss)
   on investments                        94,311          (57,277)
  - Net change in unrealized
   appreciation or
   depreciation on investments        1,645,307         (142,279)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         2,302,944          379,195
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               11,756,068        1,810,709
  - Terminated contracts             (1,766,030)        (686,894)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       9,990,038        1,123,815
                                ---------------  ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS         12,292,982        1,503,010
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              19,205,483        2,721,905
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             1,362,878           73,831
  - Net realized gain (loss)
   on investments                       196,692         (180,540)
  - Net change in unrealized
   appreciation or
   depreciation on investments       (3,690,743)          23,226
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (2,131,173)         (83,483)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                5,427,231          965,429
  - Terminated contracts             (3,401,494)      (1,808,565)
------------------------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       2,025,737         (843,136)
------------------------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          (105,436)        (926,619)
------------------------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    19,100,047  $     1,795,286
                                ===============  ===============
------------------------------

See accompanying notes.

                                                                      LN             LN                              NB AMT
                                LN                   LN               SOCIAL         SPECIAL        NB AMT           MID-CAP
                                MANAGED              MONEY MARKET     AWARENESS      OPPORTUNITIES  PARTNERS         GROWTH
                                SUBACCOUNT           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $       1,163,222    $    2,136,214   $   4,852,969  $    953,096   $          --    $          --
Changes From Operations:
  - Net investment income
   (loss)                                 157,040            77,190         271,030       140,885             (55)             (29)
  - Net realized gain (loss)
   on investments                           6,342                --          98,617       (31,788)             (4)              --
  - Net change in unrealized
   appreciation or
   depreciation on investments             38,344                --         678,104      (175,683)          1,232            2,697
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             201,726            77,190       1,047,751       (66,586)          1,173            2,668
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                  2,765,497         5,020,036       4,596,686       799,721          21,651            5,282
  - Terminated contracts                 (570,999)       (4,325,385)     (1,728,201)     (582,384)             --               --
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         2,194,498           694,651       2,868,485       217,337          21,651            5,282
                                -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE IN NET ASSETS            2,396,224           771,841       3,916,236       150,751          22,824            7,950
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                 3,559,446         2,908,055       8,769,205     1,103,847          22,824            7,950
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 230,152           206,152         725,632       185,231           3,828           (2,127)
  - Net realized gain (loss)
   on investments                          (6,353)               --         110,858       (49,550)           (188)          (9,481)
  - Net change in unrealized
   appreciation or
   depreciation on investments           (306,602)               --      (1,761,925)      (13,317)         (3,164)         (64,703)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             (82,803)          206,152        (925,435)      122,364             476          (76,311)
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                    707,218        10,885,212       2,849,093       170,370          45,168          648,836
  - Terminated contracts               (1,519,557)       (9,764,947)     (1,291,686)     (390,681)         (3,901)         (88,862)
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                          (812,339)        1,120,265       1,557,407      (220,311)         41,267          559,974
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            (895,142)        1,326,417         631,972       (97,947)         41,743          483,663
------------------------------  -----------------    ---------------  -------------  -------------  ---------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $       2,664,304    $    4,234,472   $   9,401,177  $  1,005,900   $      64,567    $     491,613
                                =================    ===============  =============  =============  ===============  =============
------------------------------

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS

1.   ACCOUNTING POLICIES AND ACCOUNT INFORMATION

   THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account Q (Variable Account) is a segregated investment account of the Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on June 1, 1998, are part of the operations of the Company. The Variable Account consists of a Multi-Fund-Registered Trademark- Group Variable Annuity (GVA) product offering a mortality and expense guarantee reduction for assets greater than or equal to $5,000,000.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Accounts are divided into variable subaccounts each of which is invested in shares of twenty-seven mutual funds (the Funds) of ten diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS International Class 2 Fund

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Technology Class B Fund
     AVPSF Growth Class B Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche):
     Deutsche Equity 500 Index Fund
     Deutsche Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF Trend Series
     DGPF Growth and Income Series
     DGPF Global Bond Series
     DGPF REIT Series

   Fidelity Variable Insurance Products Fund:
     Growth Portfolio Service Class Portfolio

   Fidelity Variable Insurance Products Fund II:
     Contrafund Portfolio Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Worldwide Growth Portfolio

   Lincoln National (LN):
     LN Aggressive Growth Fund
     LN Bond Fund
     LN Capital Appreciation Fund
     LN Equity-Income Fund
     LN Global Asset Allocation Fund
     LN Growth and Income Fund
     LN International Fund
     LN Managed Fund
     LN Money Market Fund
     LN Social Awareness Fund
     LN Special Opportunities Fund

   Neuberger Berman Advisors Management Trust (NB AMT):
     NB AMT Partners Fund
     NB AMT Mid-Cap Growth Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2.   MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

      - Multi-Fund-Registered Trademark- GVA with assets greater than or equal to $5,000,000 at a daily rate of .0020547945% ( .750% on an annual basis).

      - Multi-Fund-Registered Trademark- GVA with assets less than $5,000,000 at a daily rate of .00274525% (1.002% on an annual basis).

   No amounts were retained by the Company for total or partial withdrawals of account balances. The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

3. NET ASSETS

 The following is a summary of net assets owned at December 31, 2000.

                                                AFIS          AFIS           AVPSF         AVPSF
                                                GROWTH        INTERNATIONAL  TECHNOLOGY    GROWTH
                                                CLASS 2       CLASS 2        CLASS B       CLASS B
                                COMBINED        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $   77,832,013  $  2,946,913  $    879,400   $   139,094   $     23,584
Accumulated net investment
   income (loss)                     7,105,604        (6,027)       (2,051)          644            191
Accumulated net realized gain
   (loss) on investments               473,140            39       (87,357)         (369)            --
Net unrealized appreciation
   (depreciation) on
   investments                      (5,184,634)     (220,283)      (48,921)      (34,208)        (2,083)
------------------------------  --------------  ------------  ------------   ------------  ------------
------------------------------
                                $   80,226,123  $  2,720,642  $    741,071   $   105,161   $     21,692
                                ==============  ============  ============   ============  ============


                                JANUS ASPEN      LN                                  LN               LN
                                WORLDWIDE        AGGRESSIVE       LN                 CAPITAL          EQUITY-
                                GROWTH           GROWTH           BOND               APPRECIATION     INCOME
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $    5,111,437   $     2,236,611  $     2,617,657    $    11,541,279  $       2,121,610
Accumulated net investment
   income (loss)                       335,585            69,094          350,109            454,153            784,902
Accumulated net realized gain
   (loss) on investments               (51,478)          110,089         (105,490)           333,600           (125,582)
Net unrealized appreciation
   (depreciation) on
   investments                        (975,868)          (13,774)         (78,968)          (619,185)          (271,912)
------------------------------  ---------------  ---------------  ---------------    ---------------  -----------------
------------------------------
                                $    4,419,676   $     2,402,020  $     2,783,308    $    11,709,847  $       2,509,018
                                ===============  ===============  ===============    ===============  =================

                                               DEUTSCHE      DEUTSCHE                    DGPF          DGPF
                                BARON          EQUITY 500    SMALL CAP     DGPF          GROWTH        GLOBAL         DGPF
                                CAPITAL ASSET  INDEX         INDEX         TREND         AND INCOME    BOND           REIT
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units            $   98,822    $  5,437,728  $   114,403   $  3,684,881  $   503,596   $    18,557    $    58,728
Accumulated net investment
   income (loss)                       (387)        (20,758)         176        132,898       80,564           905            (95)
Accumulated net realized gain
   (loss) on investments                423           4,843       (2,739)       273,276      (30,462)       (1,265)           135
Net unrealized appreciation
   (depreciation) on
   investments                          (80)       (292,479)      (3,834)       (19,040)     (14,438)         (163)         4,216
------------------------------   ----------    ------------  ------------  ------------  ------------  -------------  -------------
------------------------------
                                 $   98,778    $  5,129,334  $   108,006   $  4,072,015  $   539,260   $    18,034    $    62,984
                                 ==========    ============  ============  ============  ============  =============  =============

                                FIDELITY VIP   FIDELITY VIP II
                                GROWTH         CONTRAFUND
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  2,949,674      $ 754,171
Accumulated net investment
   income (loss)                     146,983         18,451
Accumulated net realized gain
   (loss) on investments             (13,739)        (4,051)
Net unrealized appreciation
   (depreciation) on
   investments                      (413,049)       (48,575)
------------------------------  -------------     ---------
------------------------------
                                $  2,669,869      $ 719,996
                                =============     =========

                                  LN                 LN                                                       LN
                                  GLOBAL ASSET       GROWTH AND         LN                 LN                 MONEY
                                  ALLOCATION         INCOME             INTERNATIONAL      MANAGED            MARKET
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units             $      586,260     $    18,085,390    $    1,435,546     $     2,466,607    $     3,923,908
Accumulated net investment
   income (loss)                          62,336           1,969,904           657,008             405,320            310,564
Accumulated net realized gain
   (loss) on investments                   8,880             292,187          (238,942)                657                  -
Net unrealized appreciation
   (depreciation) on
   investments                           (19,430)         (1,247,434)          (58,326)           (208,280)                 -
------------------------------    ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                  $      638,046     $    19,100,047    $    1,795,286     $     2,664,304    $     4,234,472
                                  ===============    ===============    ===============    ===============    ===============

                                LN                 LN                                    NB AMT
                                SOCIAL             SPECIAL            NB AMT             MID-CAP
                                AWARENESS          OPPORTUNITIES      PARTNERS           GROWTH
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $     8,625,971    $      842,012     $      62,918      $       565,256
Accumulated net investment
   income (loss)                      1,020,920           332,598             3,773               (2,156)
Accumulated net realized gain
   (loss) on investments                199,313           (79,155)             (192)              (9,481)
Net unrealized appreciation
   (depreciation) on
   investments                         (445,027)          (89,555)           (1,932)             (62,006)
------------------------------  ---------------    ---------------    ---------------    ---------------
------------------------------
                                $     9,401,177    $    1,005,900     $      64,567      $       491,613
                                ===============    ===============    ===============    ===============

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

4.   PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                         AGGREGATE   AGGREGATE
                                         COST OF     PROCEEDS
                                         PURCHASES   FROM SALES
---------------------------------------------------------------
AFIS Growth Class 2 Fund                 $2,993,632  $   52,570
---------------------------------------
AFIS International Class 2 Fund           4,162,775   3,285,376
---------------------------------------
AVPSF Technology Class B Fund               159,738      19,992
---------------------------------------
AVPSF Growth Class B Fund                    23,867          90
---------------------------------------
Baron Capital Asset Fund                    121,102      31,878
---------------------------------------
Deutsche Equity 500 Index Fund            4,773,748     316,818
---------------------------------------
Deutsche Small Cap Index Fund               138,981      29,878
---------------------------------------
DGPF Trend Series                         3,047,259     416,299
---------------------------------------
DGPF Growth and Income Series               148,155     103,285
---------------------------------------
DGPF Global Bond Series                      11,524      11,235
---------------------------------------
DGPF REIT Series                             86,560      27,923
---------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                        2,525,709     327,395
---------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                          884,768     178,749
---------------------------------------
Janus Aspen Worldwide Growth Portfolio    5,310,358   1,065,445
---------------------------------------
LN Aggressive Growth Fund                 1,865,029     172,422
---------------------------------------
LN Bond Fund                                942,927   1,499,225
---------------------------------------
LN Capital Appreciation Fund              6,205,566   1,713,711
---------------------------------------
LN Equity-Income Fund                     1,448,969   2,011,928
---------------------------------------
LN Global Asset Allocation Fund             174,865     101,793
---------------------------------------
LN Growth and Income Fund                 6,228,905   2,839,483
---------------------------------------
LN International Fund                     1,052,170   1,821,414
---------------------------------------
LN Managed Fund                           1,174,026   1,756,119
---------------------------------------
LN Money Market Fund                      9,174,198   7,847,565
---------------------------------------
LN Social Awareness Fund                  3,540,340   1,256,888
---------------------------------------
LN Special Opportunities Fund               347,658     382,698
---------------------------------------
NB AMT Partners Fund                         48,169       3,071
---------------------------------------
NB AMT Mid-Cap Growth Fund                  641,362      83,480
---------------------------------------
                                         ----------  ----------
                                         $57,232,360 $27,356,730
                                         ==========  ==========

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2000.

                                                      NET
                                         SHARES       ASSET   VALUE OF         COST OF
                                         OUTSTANDING  VALUE   SHARES           SHARES
---------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                    37,124    $73.29  $     2,720,818  $    2,941,101
---------------------------------------
AFIS International Class 2 Fund             36,099     20.53          741,121         790,042
---------------------------------------
AVPSF Technology Class B Fund                4,224     24.90          105,169         139,377
---------------------------------------
AVPSF Growth Class B Fund                      868     24.99           21,694          23,777
---------------------------------------
Baron Capital Asset Fund                     5,723     17.26           98,785          98,865
---------------------------------------
Deutsche Equity 500 Index Fund             372,524     13.77        5,129,657       5,422,136
---------------------------------------
Deutsche Small Cap Index Fund                9,731     11.10          108,013         111,847
---------------------------------------
DGPF Trend Series                          136,654     29.80        4,072,283       4,091,323
---------------------------------------
DGPF Growth and Income Series               31,911     16.90          539,294         553,732
---------------------------------------
DGPF Global Bond Series                      1,854      9.73           18,035          18,198
---------------------------------------
DGPF REIT Series                             5,716     11.02           62,988          58,772
---------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                          61,380     43.50        2,670,039       3,083,088
---------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                          30,420     23.67          720,044         768,619
---------------------------------------
Janus Aspen Worldwide Growth Portfolio     119,523     36.98        4,419,959       5,395,827
---------------------------------------
LN Aggressive Growth Fund                  136,139     17.65        2,402,177       2,415,951
---------------------------------------
LN Bond Fund                               234,083     11.89        2,783,481       2,862,449
---------------------------------------
LN Capital Appreciation Fund               462,048     25.35       11,710,600      12,329,785
---------------------------------------
LN Equity-Income Fund                      143,850     17.44        2,509,175       2,781,087
---------------------------------------
LN Global Asset Allocation Fund             43,166     14.78          638,086         657,516
---------------------------------------
LN Growth and Income Fund                  441,658     43.25       19,101,248      20,348,682
---------------------------------------
LN International Fund                      130,395     13.77        1,795,403       1,853,729
---------------------------------------
LN Managed Fund                            157,503     16.92        2,664,470       2,872,750
---------------------------------------
LN Money Market Fund                       423,474     10.00        4,234,736       4,234,736
---------------------------------------
LN Social Awareness Fund                   252,681     37.21        9,401,768       9,846,795
---------------------------------------
LN Special Opportunities Fund               38,921     25.85        1,005,962       1,095,517
---------------------------------------
NB AMT Partners Fund                         3,993     16.17           64,571          66,503
---------------------------------------
NB AMT Mid-Cap Growth Fund                  21,870     22.48          491,648         553,654
                                                              ---------------  --------------
---------------------------------------
                                                              $    80,231,224  $   85,415,858
                                                              ===============  ==============

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q

6.   NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   Effective April 30, 1999, the BT Equity 500 Index Fund, BT Small Cap Index Fund, Baron Capital Asset Fund, Fidelity VIP Growth Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Worldwide Growth Fund, AMT Partners Fund and AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners. During 1999 the Delaware Decatur Total Return Series changed its name to the Delaware Growth and Income Series.

   During 2000, the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust and the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund
   (DGPF). Also during 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Technology Class B Fund, the AVPSF Growth Class B Fund and the DGPF REIT Series became available as investment options for Variable Account contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Variable Annuity Account Q

We have audited the accompanying statement of assets and liability of Lincoln Life Variable Annuity Account Q ("Variable Account") (comprised of the American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") Technology Class B, AVPSF Growth Class B, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deutsche") Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") Trend, DGPF Growth and Income, DGPF Global Bond, DGPF REIT Series, Fidelity Variable Insurance Products ("VIP") Growth Service Class, Fidelity VIP II Contrafund Service Class, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Growth and Income, LN International, LN Managed, LN Money Market, LN Social Awareness, LN Special Opportunities, Neuberger Berman Advisors Management Trust ("NB AMT") Partners, and NB AMT Mid-Cap Growth subaccounts) as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account Q at December 31, 2000, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

                           PART C--OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
--------

    (a)  LIST OF FINANCIAL STATEMENTS

         (1)   Part A.
               The Table of Condensed Financial Information is included in Part A of this Registration Statement.

         (2)   Part B.
               The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liability - December 31, 2000 Statement of Operations - Year ended December 31, 2000 Statements of Changes in Net Assets - Years ended December 31,
                 2000 and 1999
               Notes to Financial Statements - December 31, 2000
               Report of Ernst & Young LLP, Independent Auditors


         (3)   Part B.

               The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

               Balance Sheets - Statutory-Basis - Years ended December 31, 2000 and 1999
               Statements of Operations - Statutory Basis - Years ended
                 December 31, 2000, 1999 and 1998
               Statements of Changes in Capital and Surplus - Statutory Basis -
                 Years ended December 31, 2000, 1999 and 1998
               Statements of Cash Flows - Statutory Basis - Years ended
                 December 31, 2000, 1999 and 1998
               Notes to Statutory-basis Financial Statements - December 31, 2000 Report of Ernst & Young LLP, Independent Auditors

    (b)  LIST OF EXHIBITS

         (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are hereby incorporated by reference to Registrant's initial registration statement on form N-4 (333-32273) filed December 29, 1997.)

         (2)    N/A

         (3)    N/A

         (4)   Variable Annuity Contract

               (a)  Allocated Group Deferred Variable Annuity Contract /2/
               (b)  Unallocated Group Deferred Variable Annuity Contract /2/
               (c)  Active Life Certificate /2/
               (d)  Section 457 Annuity Endorsement /1/
               (e)  Section 403(b) Annuity Endorsement /1/
               (f)  Plan-Reimbursement Endorsement /1/
               (g)  Plan-Reimbursement Endorsement /1/
               (h)  Individual Enrollment /1/
               (i)  Allocated Group Deferred Variable Annuity Contract /2/
               (j) Amendment to 8/98 Group Deferred Variable Annuity Contract, Harris Trust /2/
               (k)  Active Life Certificate /2/
               (l)  Amendment to 8/98 Active Life Certificate /2/
               (m)  Amendment to 8/98 Group Deferred Variable
                    Annuity Contract, Minimum Death Benefit /3/
               (n)  Amendment to 8/98 Active Life Certificate,
                    Minimum Death Benefit /3/
               (o)  Subaccount Endorsement /3/
               (p)  Subaccount Endorsement /3/


         (5)   (a)  Application


         (6)   (a)  Articles of Incorporation of The Lincoln National Life
                    Insurance Company are hereby incorporated by reference to Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

               (b) By-Laws of The Lincoln National Life Insurance Company are hereby incorporated by reference to Post effective Amendment #1 to the Registration Statement on
                    Form N-4 (333-40937) filed on November 9, 1998.


         (7)        N/A



         (8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.

         (8)(b) Participation Agreement/Amendments for Lincoln National Aggressive Growth Fund, Inc.

         (8)(c) Participation Agreement/Amendments for Lincoln National Bond Fund, Inc.

         (8)(d) Participation Agreement/Amendments for Lincoln National Capital Appreciation Fund, Inc.

         (8)(e) Participation Agreement/Amendments for Lincoln National Equity-Income Fund, Inc.

         (8)(f) Participation Agreement/Amendments for Lincoln National Global Asset Allocation Fund, Inc.

         (8)(g) Participation Agreement/Amendments for Lincoln National Growth and Income Fund, Inc.

         (8)(h) Participation Agreement/Amendments for Lincoln National International Fund, Inc.

         (8)(i) Participation Agreement/Amendments for Lincoln National Managed Fund, Inc.

         (8)(j) Participation Agreement/Amendments for Lincoln National Money Market Fund, Inc.

         (8)(k) Participation Agreement/Amendments for Lincoln National Social Awareness Fund, Inc.

         (8)(l) Participation Agreement/Amendments for Lincoln National Special Opportunities Fund, Inc.

         (8)(m) Participation Agreement/Amendments for Delaware Group
                Premium Fund

         (8)(n) Participation Agreement/Amendments for Bankers Trust (BT)

         (8)(o) Participation Agreement/Amendments for Baron Capital

         (8)(p) Participation Agreement/Amendments for Fidelity Variable Insurance Trusts

         (8)(q) Participation Agreement/Amendments for Janus

         (8)(r) Participation Agreement/Amendments for Neuberger Berman

         (8)(s) Participation Agreement/Amendments for Alliance

         (8)(t) Participation Agreement/Amendments for American Funds

         (8)(u) Participation Agreement/Amendment for MFS


         (8)(v) Participation Agreement/Amendment for Putnam

         (9) Opinion and Consent of Jeremy Sachs, Counsel. /1/

        (10) Consent of Ernst & Young LLP, Independent Auditors

        (11) Not applicable.

        (12) N/A

        (13) Schedule of Computation. /1/

        (14) Not applicable.

        (15)    (a) Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
                (b) Memorandum Concerning Books and Records


        (16) Powers of attorney.
                (a) Janet Chrzan
                (b) Lawrence Rowland /2/
                (c) Charles Haldeman, Jr.
                (d) Richard Vaughan /2/
                (e) Jon Boscia /3/

        /1/ Incorporated herein by reference to the Registration Statement on form N-4, file number 333-32273, filed on April 23, 1998.

        /2/ Incorporated herein by reference to the Registration Statement on form N-4, (File No. 333-43373) filed on April 23, 1999.

        /3/ Incorporated herein by reference to the Registration Statement on form N-4, (File No. 333-43373) filed on April 18, 2000.


Item 25.            DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------

Name                           Positions and Offices

Jon A. Boscia**                President and Director
Lorry J. Stensrud*             Chief Executive Officer of Annuities,
                               Executive Vice President, and Director
John H. Gotta****              Chief Executive Officer of Life Insurance,
                               Executive Vice President, and Director
Gary W. Parker****             Senior Vice President
Charles E. Haldeman, Jr.*****  Director
Cynthia A. Rose*               Secretary and Assistant Vice President
Lawrence T. Rowland***         Executive Vice President and Director
Eldon J. Summers*              Second Vice President and Treasurer
Richard C. Vaughan**           Director
Janet Chrzan*                  Senior Vice President, Chief Financial Officer
                               and Director
Elizabeth Frederick*           Senior Vice President and General Counsel
Diane Dillman*                 Director of Annuities Compliance
Christine Frederick****        Director of Life Compliance

* Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, IN 46804-1538
**** Principal business address is 350 Church Street, Hartford, CT 06103 ***** Principal business address is One Commerce Square, 2005 Market Street,
      39th Floor, Philadelphia, PA 19103-3682


Item 26.
--------

                    PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The organizational chart of The Lincoln National Insurance Holding Company System.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

As of February 28, 2001 there were 48 CONTRACT OWNERS under Lincoln Life Variable Annuity Account Q, with approximately 3131 participants.


Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T, Lincoln National Variable Annuity
         Account 53;

     (b) See Item 25.


     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account Q during the fiscal year which ended December 31, 2000:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
-----------------    ----------------  -------------  -----------  ------------

The Lincoln National
Life Insurance                                  (a)                          (b)
Company                   None              None          None        576,664

Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31.  Management Services
--------  Not Applicable.





Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.



Item 33.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 5th day of April, 2001.

                                     LINCOLN LIFE VARIABLE ANNUITY
                                     Account Q - Group Multi-Fund
                                     (Registrant)

                                     By: /s/ Ronald L. Stopher
                                         ---------------------------------
                                         Ronald L. Stopher
                                         Vice President, Lincoln National
                                         Life Insurance Co.


                                         THE LINCOLN NATIONAL LIFE
                                         INSURANCE COMPANY
                                         (Depositor)


                                     By: /s/ Lorry J. Stensrud
                                         ------------------------------------
                                         Lorry J. Stensrud
                                         (Signature-Officer of Depositor)
                                         Executive Vice President, Lincoln
                                         National Life Insurance, Co.
                                         (Title)


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                    Title                                Date
---------                    -----                                ----
  **                         President and Director               April 5, 2001
-----------------------      (Principal Executive Officer)
Jon A. Boscia


/s/ Lorry J. Stensrud        Executive Vice President,            April 5, 2001
-----------------------      Chief Executive Officer of
Lorry J. Stensrud            Annuities, and Director


  ***                        Senior Vice President, Chief         April 5, 2001
-----------------------      Financial Officer and Director
Janet Chrzan                 (Principal Accounting Officer and
                             Principal Financial Officer)


  *                          Executive Vice President             April 5, 2001
-----------------------      and Direcotr
Lawrence T. Rowland

                             Executive Vice President,            April __, 2001
-----------------------      Chief Executive Officer of
John H. Gotta                Life Insurance, and Director


  *                          Director                             April 5, 2001
-----------------------
Richard C. Vaughan


  ***                        Director                             April 5, 2001
-----------------------
Charles E. Haldeman, Jr.


 *By /s/ Steven M. Kluever   Pursuant to a Power of
     ---------------------   Attorney filed with Post-Effective
     Steven M. Kluever       Amendment No. 1 to the Registration Statement

**By /s/ Steven M. Kluever   Pursuant to a Power of
     ---------------------   Attorney filed with Post-Effective
     Steven M. Kluever       Amendment No. 2 to the Registration Statement

**By /s/ Steven M. Kluever   Pursuant to a Power of
     ---------------------   Attorney filed with this
     Steven M. Kluever       Registration Statement
